UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5017

Ivy Funds Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Pathfinder Aggressive (in thousands)	MARCH 31, 2011 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	629	$3,525
Ivy Funds VIP Dividend Opportunities	1,226	8,994
Ivy Funds VIP Growth	1,002	10,933
Ivy Funds VIP International Core Equity	572	10,242
Ivy Funds VIP International Growth	1,331	11,681
Ivy Funds VIP Limited-Term Bond (A)	2,128	10,554
Ivy Funds VIP Mid Cap Growth	406	3,832
Ivy Funds VIP Small Cap Growth (A)	199	2,295
Ivy Funds VIP Small Cap Value	334	5,913
Ivy Funds VIP Value	807	5,174

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$73,143
(Cost: $67,231)

SHORT-TERM SECURITIES – 0.2%	Principal
Master Note
Toyota Motor Credit Corporation, 0.127%, 4–1–11 (B)	$142	$142

(Cost: $142)

TOTAL INVESTMENT SECURITIES – 100.1%		$73,285
(Cost: $67,373)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(43)

NET ASSETS – 100.0%		$73,242

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$73,143	$—	$—
Short-Term Securities	—	142	—
Total	$73,143	$142	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$67,373

Gross unrealized appreciation	5,991
Gross unrealized depreciation	(79)

Net unrealized appreciation	$5,912

SCHEDULE OF INVESTMENTS Pathfinder Conservative (in thousands)	MARCH 31, 2011 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	3,722	$20,856
Ivy Funds VIP Dividend Opportunities	1,714	12,568
Ivy Funds VIP Growth	461	5,033
Ivy Funds VIP International Core Equity	202	3,608
Ivy Funds VIP International Growth	410	3,600
Ivy Funds VIP Limited-Term Bond (A)	1,399	6,938
Ivy Funds VIP Mid Cap Growth	160	1,512
Ivy Funds VIP Money Market	13,888	13,888
Ivy Funds VIP Small Cap Growth (A)	65	755
Ivy Funds VIP Small Cap Value	41	729
Ivy Funds VIP Value	227	1,458

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$70,945
(Cost: $64,656)

SHORT-TERM SECURITIES – 0.2%	Principal
Master Note
Toyota Motor Credit Corporation, 0.127%, 4–1–11 (B)	$127	$127

(Cost: $127)

TOTAL INVESTMENT SECURITIES – 100.0%		$71,072
(Cost: $64,783)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		2

NET ASSETS – 100.0%		$71,074

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$70,945	$—	$—
Short-Term Securities	—	127	—
Total	$70,945	$127	$—

There	were no significant transfers between any levels during the period ended March 31, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$64,783

Gross unrealized appreciation	6,344
Gross unrealized depreciation	(55)

Net unrealized appreciation	$6,289

SCHEDULE OF INVESTMENTS Pathfinder Moderate (in thousands)	MARCH 31, 2011 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	17,664	$98,988
Ivy Funds VIP Dividend Opportunities	10,729	78,680
Ivy Funds VIP Growth	4,682	51,077
Ivy Funds VIP International Core Equity	2,289	40,981
Ivy Funds VIP International Growth	6,994	61,405
Ivy Funds VIP Limited-Term Bond (A)	9,959	49,400
Ivy Funds VIP Mid Cap Growth	2,273	21,434
Ivy Funds VIP Money Market	49,439	49,439
Ivy Funds VIP Small Cap Growth (A)	928	10,714
Ivy Funds VIP Small Cap Value	1,170	20,710
Ivy Funds VIP Value	4,034	25,867

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$508,695
(Cost: $448,336)
SHORT-TERM SECURITIES – 0.1%	Principal
Master Note
Toyota Motor Credit Corporation, 0.127%, 4–1–11 (B)	$706	$706

(Cost: $706)

TOTAL INVESTMENT SECURITIES – 100.1%		$509,401
(Cost: $449,042)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(625)

NET ASSETS – 100.0%		$508,776

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$508,695	$—	$—
Short-Term Securities	—	706	—
Total	$508,695	$706	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$449,042

Gross unrealized appreciation	60,710
Gross unrealized depreciation	(351)

Net unrealized appreciation	$60,359

SCHEDULE OF INVESTMENTS Pathfinder Moderately Aggressive (in thousands)	MARCH 31, 2011 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	10,181	$57,056
Ivy Funds VIP Dividend Opportunities	12,347	90,545
Ivy Funds VIP Growth	5,392	58,825
Ivy Funds VIP International Core Equity	3,295	58,980
Ivy Funds VIP International Growth	10,071	88,410
Ivy Funds VIP Limited-Term Bond (A)	17,221	85,425
Ivy Funds VIP Mid Cap Growth	3,268	30,813
Ivy Funds VIP Money Market	28,496	28,496
Ivy Funds VIP Small Cap Growth (A)	1,602	18,496
Ivy Funds VIP Small Cap Value	2,358	41,730
Ivy Funds VIP Value	4,642	29,771

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$588,547
(Cost: $514,105)

SHORT-TERM SECURITIES – 0.4%	Principal
Master Note
Toyota Motor Credit Corporation,
0.127%, 4-1-11 (B)	$2,333	$2,333

(Cost: $2,333)

TOTAL INVESTMENT SECURITIES – 100.4%		$590,880
(Cost: $516,438)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4%)		(2,260)

NET ASSETS – 100.0%		$588,620

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$588,547	$—	$—
Short-Term Securities	—	2,333	—
Total	$588,547	$2,333	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$516,438

Gross unrealized appreciation	74,997
Gross unrealized depreciation	(555)

Net unrealized appreciation	$74,442

SCHEDULE OF INVESTMENTS Pathfinder Moderately Conservative (in thousands)	MARCH 31, 2011 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	7,092	$39,746
Ivy Funds VIP Dividend Opportunities	3,448	25,284
Ivy Funds VIP Growth	1,353	14,765
Ivy Funds VIP International Core Equity	460	8,228
Ivy Funds VIP International Growth	1,872	16,438
Ivy Funds VIP Limited-Term Bond (A)	3,199	15,866
Ivy Funds VIP Mid Cap Growth	731	6,891
Ivy Funds VIP Money Market	23,817	23,817
Ivy Funds VIP Small Cap Growth (A)	149	1,722
Ivy Funds VIP Small Cap Value	94	1,663
Ivy Funds VIP Value	1,296	8,312

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$162,732
(Cost: $146,200)

SHORT-TERM SECURITIES – 0.2%	Principal
Master Note
Toyota Motor Credit Corporation, 0.127%, 4–1–11 (B)	$298	$298

(Cost: $298)

TOTAL INVESTMENT SECURITIES – 100.1%		$163,030
(Cost: $146,498)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(202)

NET ASSETS – 100.0%		$162,828

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$162,732	$—	$—
Short-Term Securities	—	298	—
Total	$162,732	$298	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$146,507

Gross unrealized appreciation	16,640
Gross unrealized depreciation	(117)

Net unrealized appreciation	$16,523

SCHEDULE OF INVESTMENTS Asset Strategy (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 1.0%
Honeywell International Inc.	234	$13,942

Airlines – 0.5%
Cathay Pacific Airways Limited, H Shares (A)	2,990	7,165

Apparel, Accessories & Luxury Goods – 4.4%
Compagnie Financiere Richemont S.A. (A)	592	34,186
LVMH Moet Hennessy – Louis Vuitton (A)	163	25,740

		59,926

Asset Management & Custody Banks – 0.8%
Blackstone Group L.P. (The)	369	6,599
KKR & Co. L.P.	243	3,983

		10,582

Automobile Manufacturers – 4.3%
Bayerische Motoren Werke AG (A)	220	18,352
Hyundai Motor Company (A)	216	39,917

		58,269

Broadcasting – 1.1%
CBS Corporation, Class B	595	14,891

Casinos & Gaming – 11.0%
Sands China Ltd. (A)(B)	4,189	9,349
Sands China Ltd. (A)(B)(C)	17,846	39,829
Wynn Macau, Limited (A)	7,187	20,049
Wynn Macau, Limited (A)(C)	839	2,340
Wynn Resorts, Limited	612	77,929

		149,496

Commodity Chemicals – 0.6%
PTT Chemical Public Company Limited (A)(C)	1,694	8,290

Communications Equipment – 1.2%
Juniper Networks, Inc. (B)	377	15,860

Computer Hardware – 3.5%
Apple Inc. (B)	136	47,389

Computer Storage & Peripherals – 1.9%
NetApp, Inc. (B)	525	25,285

Construction & Engineering – 0.5%
China Railway Construction Corporation Limited, H Shares (A)(B)	3,271	3,398
China Railway Group Limited, H Shares (A)	5,494	3,545

		6,943

Construction & Farm Machinery & Heavy Trucks – 4.8%
AB Volvo, Class B (A)	823	14,473
AB Volvo, Class B (A)(C)	281	4,949
Caterpillar Inc.	133	14,798
Cummins Inc.	129	14,152
Tata Motors Limited, Ordinary Shares (A)	574	16,063

		64,435

Distributors – 1.0%
Li & Fung Limited (A)	2,548	13,055

Diversified Banks – 6.8%
BOC Hong Kong (Holdings) Limited (A)	4,547	14,817
BOC Hong Kong (Holdings) Limited, H Shares (A)(B)	14,975	8,336
China Construction Bank Corporation (A)	8,579	8,040
ICICI Bank Limited (A)	657	16,432
Industrial and Commercial Bank of China Limited, H Shares (A)	6,441	5,349
Standard Chartered plc (A)	1,000	25,946
Turkiye Garanti Bankasi Anonim Sirketi (A)	2,961	13,846

		92,766

Diversified Metals & Mining – 0.5%
Teck Cominco Limited (A)	126	6,689

Hotels, Resorts & Cruise Lines – 2.4%
Starwood Hotels & Resorts Worldwide, Inc.	560	32,553

Industrial Conglomerates – 1.3%
Hutchison Port Holdings Trust (A)(B)	116	115
Hutchison Whampoa Limited, Ordinary Shares (A)	1,491	17,653

		17,768

Industrial Machinery – 0.8%
Eaton Corporation	192	10,656

Integrated Oil & Gas – 3.9%
ConocoPhillips	506	40,417
Exxon Mobil Corporation	153	12,880

		53,297

Internet Software & Services – 5.9%
Baidu.com, Inc., ADR (B)	260	35,789
eBay Inc. (B)	106	3,284
Google Inc., Class A (B)	40	23,273
Tencent Holdings Limited (A)	735	17,901

		80,247

Investment Banking & Brokerage – 1.3%
Goldman Sachs Group, Inc. (The)	114	18,002

IT Consulting & Other Services – 2.7%
Cognizant Technology Solutions Corporation, Class A (B)	452	36,768

Life & Health Insurance – 1.8%
AIA Group Limited (A)(B)	981	3,019
AIA Group Limited (A)(B)(C)	5,558	17,114
Ping An Insurance (Group) Company of China, Ltd. (A)(C)	229	2,321
Ping An Insurance (Group) Company of China, Ltd., A Shares (A)(B)	351	2,650

		25,104

Multi-Line Insurance – 2.0%
China Pacific Insurance (Group) Co. Ltd., H Shares (A)	6,367	26,764

Oil & Gas Drilling – 1.5%
Seadrill Limited (A)	546	19,741

Oil & Gas Equipment & Services – 5.0%
Halliburton Company	574	28,608
National Oilwell Varco, Inc.	162	12,858
Schlumberger Limited	289	26,980

		68,446

Oil & Gas Storage & Transportation – 0.3%
Kinder Morgan, Inc. (B)	154	4,570

Packaged Foods & Meats – 0.9%
Mead Johnson Nutrition Company	200	11,609

Pharmaceuticals – 0.3%
Allergan, Inc.	65	4,602

Restaurants – 1.2%
Starbucks Corporation	439	16,232

Semiconductor Equipment – 1.0%
ASML Holding N.V., Ordinary Shares (A)	319	14,047

Semiconductors – 2.2%
ARM Holdings plc, ADR	112	3,147
Broadcom Corporation, Class A	367	14,432
First Solar, Inc. (B)	79	12,771

		30,350

Systems Software – 0.9%
Oracle Corporation	381	12,721

Tobacco – 1.4%
Philip Morris International Inc.	292	19,171

TOTAL COMMON STOCKS – 80.7%		$1,097,631
(Cost: $846,008)

INVESTMENT FUNDS – 0.1%
Multiple Industry
Vietnam Azalea Fund Limited (B)(D)(E)	300	$1,278

(Cost: $1,982)

PREFERRED STOCKS
Automobile Manufacturers – 4.9%
Volkswagen AG (A)	295	47,848
Volkswagen AG (A)(C)	114	18,580

		66,428

Diversified Banks – 1.4%
Itau Unibanco Holding S.A., ADR	811	19,495

TOTAL PREFERRED STOCKS – 6.3%		$85,923
(Cost: $52,077)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation,
3.130%, 1–18–15 (F)	$1,050	1,037

Brewers – 0.0%
Companhia Brasileira de Bebidas,
10.500%, 12–15–11	500	533

Construction Materials – 0.2%
CEMEX Espana, S.A.,
9.250%, 5–12–20 (C)	1,115	1,156

Forest Products – 0.0%
Sino-Forest Corporation,
10.250%, 7–28–14 (C)	475	526

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9–28–15	327	337

Independent Power Producers & Energy Traders – 0.1%
CESP – Companhia Energetica de Sao Paulo,
9.750%, 1–15–15 (C)(G)	BRL1,800	1,507

TOTAL CORPORATE DEBT SECURITIES – 0.4%		$5,096
(Cost: $4,629)

PUT OPTIONS – 0.0%	Number of Contracts
BOVESPA Futures,
Apr $61,660.00, Expires 4–18–11	—	*	$11

(Cost: $342)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal
Mortgage-Backed Obligations – 0.1%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.500%, 9–15–17 (H)	$1,880		154
5.000%, 11–15–17 (H)	148		9
5.000%, 4–15–19 (H)	467		32
5.000%, 11–15–22 (H)	89		3
5.500%, 3–15–23 (H)	337		38
5.000%, 5–15–23 (H)	203		10
5.000%, 8–15–23 (H)	183		12
5.500%, 4–15–25 (H)	59		2
5.500%, 10–15–25 (H)	874		122
5.500%, 2–15–30 (H)	98		2
5.000%, 8–15–30 (H)	81		3
5.500%, 3–15–31 (H)	247		11
6.000%, 11–15–35 (H)	508		96
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 5–25–22 (H)	75		2
5.500%, 6–25–23 (H)	442		55
5.000%, 8–25–23 (H)	242		15
5.000%, 11–25–23 (H)	338		29
5.000%, 9–25–30 (H)	199		6
5.500%, 8–25–33 (H)	619		94
5.500%, 4–25–34 (H)	1,119		216
5.500%, 11–25–36 (H)	1,599		307
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 1–20–30 (H)	374		7
5.000%, 6–20–31 (H)	624		32
5.500%, 3–20–32 (H)	413		45
5.000%, 7–20–33 (H)	216		25
5.500%, 11–20–33 (H)	912		92
5.500%, 6–20–35 (H)	702		119
5.500%, 7–20–35 (H)	564		76
5.500%, 10–16–35 (H)	340		60

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%			$1,674
(Cost: $2,648)

BULLION – 11.1%	Troy Ounces
Gold	106		$151,555

(Cost: $102,421)

SHORT-TERM SECURITIES	Principal
Commercial Paper (I) – 0.8%
John Deere Capital Corporation,
0.190%, 4–27–11	$5,000		4,999
Prudential Funding LLC,
0.000%, 4–1–11	2,470		2,470
Sara Lee Corporation,
0.260%, 4–8–11	3,100		3,100

TOTAL SHORT-TERM SECURITIES – 0.8%			$10,569
(Cost: $10,569)

TOTAL INVESTMENT SECURITIES – 99.5%			$1,353,737
(Cost: $1,020,676)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%			6,350

NET ASSETS – 100.0%			$1,360,087

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,097,631	$—	$—
Investment Funds	—	—	1,278
Preferred Stocks	85,923	—	—
Corporate Debt Securities	—	5,096	—
Put Options	—	11	—
United States Government Agency Obligations	—	1,674	—
Bullion	151,555	—	—
Short-Term Securities	—	10,569	—
Total	$1,335,109	$17,350	$1,278
Forward Foreign Currency Contracts	$—	$440	$—

Liabilities
Forward Foreign Currency Contracts	$—	$1,496	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment Funds	Corporate Debt Securities
Beginning Balance 1-1-11	$1,593	$1,026
Net realized gain (loss)	—	—
Net unrealized appreciation (depreciation)	(315)	—
Purchases	—	—
Sales	—	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	(1,026)
Ending Balance 3-31-11	$1,278	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-11	$(315)	$—

Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2011.

The following forward foreign currency contracts were outstanding at March 31, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	195,850	6-25-12	$284	$—
Buy	Chinese Yuan Renminbi	Citibank, N.A.	62,400	6-28-12	156	—
Sell	Japanese Yen	Deutsche Bank AG	5,039,700	4-12-11	—	2
Sell	Japanese Yen	Citibank, N.A.	1,363,500	7-12-11	—	12
Sell	Swiss Franc	Deutsche Bank AG	20,620	4-11-11	—	1,062
Sell	Swiss Franc	Citibank, N.A.	8,130	7-11-11	—	420
					$440	$1,496

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the total value of these securities amounted to $96,612 or 7.1% of net assets.

(D)	Restricted security. At March 31, 2011, the Portfolio owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Vietnam Azalea Fund Limited	6-14-07 to 1-28-09	300	$1,982	$1,278

The total value of this security represented 0.1% of net assets at March 31, 2011.

(E)	Deemed to be an affiliate due to the Portfolio owning at least 5% of the voting securities. The Portfolio and other mutual funds managed by its investment manager, Waddell & Reed Investment Management Company or other related parties, together own approximately 30% of the outstanding shares of this security at March 31, 2011.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real).

(H)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.

(I)	Rate shown is the yield to maturity at March 31, 2011.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,024,421
Gross unrealized appreciation	341,627
Gross unrealized depreciation	(12,311)

Net unrealized appreciation	$329,316

SCHEDULE OF INVESTMENTS Balanced (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.4%
General Dynamics Corporation	43	$3,323
Honeywell International Inc.	106	6,324

		9,647

Air Freight & Logistics – 1.2%
Expeditors International of Washington, Inc.	95	4,753

Apparel Retail – 1.1%
Limited Brands, Inc.	127	4,179

Auto Parts & Equipment – 3.0%
BorgWarner Inc. (A)	76	6,016
Johnson Controls, Inc.	141	5,861

		11,877

Broadcasting – 2.1%
CBS Corporation, Class B	318	7,967

Casinos & Gaming – 1.5%
Wynn Resorts, Limited	46	5,841

Computer Hardware – 2.9%
Apple Inc. (A)	32	11,081

Construction & Engineering – 1.3%
Quanta Services, Inc. (A)	215	4,811

Construction & Farm Machinery & Heavy Trucks – 0.8%
Cummins Inc.	27	2,927

Data Processing & Outsourced Services – 1.0%
Paychex, Inc.	127	3,983

Department Stores – 1.1%
Macy’s Inc.	172	4,163

Distillers & Vintners – 1.4%
Brown-Forman Corporation, Class B	81	5,519

Diversified Chemicals – 1.1%
Dow Chemical Company (The)	113	4,262

Electric Utilities – 0.7%
PPL Corporation	112	2,829

Electrical Components & Equipment – 2.4%
Emerson Electric Co.	157	9,150

Footwear – 1.2%
NIKE, Inc., Class B	61	4,587

General Merchandise Stores – 0.9%
Target Corporation	70	3,481

Health Care Distributors – 1.5%
Henry Schein, Inc. (A)	83	5,810

Health Care Facilities – 0.9%
Community Health Systems, Inc. (A)	36	1,452
HCA Holdings, Inc. (A)	61	2,056

		3,508

Health Care Supplies – 1.5%
DENTSPLY International Inc.	159	5,885

Hotels, Resorts & Cruise Lines – 1.6%
Hyatt Hotels Corporation, Class A (A)	147	6,340

Household Products – 1.1%
Colgate-Palmolive Company	52	4,216

Human Resource & Employment Services – 0.7%
Manpower Inc.	41	2,572

Industrial Machinery – 1.3%
Eaton Corporation	92	5,100

Integrated Oil & Gas – 4.4%
ConocoPhillips	116	9,223
Exxon Mobil Corporation	52	4,350
Petroleo Brasileiro S.A. – Petrobras, ADR	85	3,433

		17,006

IT Consulting & Other Services – 1.7%
Accenture plc, Class A	122	6,690

Motorcycle Manufacturers – 1.3%
Harley-Davidson, Inc.	113	4,806

Oil & Gas Equipment & Services – 5.8%
Halliburton Company	139	6,913
National Oilwell Varco, Inc.	124	9,860
Schlumberger Limited	63	5,885

		22,658

Oil & Gas Exploration & Production – 0.9%
Southwestern Energy Company (A)	76	3,279

Oil & Gas Storage & Transportation – 0.3%
Kinder Morgan, Inc. (A)	36	1,055

Other Diversified Financial Services – 2.8%
JPMorgan Chase & Co.	228	10,493

Packaged Foods & Meats – 2.2%
General Mills, Inc.	90	3,300
Mead Johnson Nutrition Company	85	4,895

		8,195

Personal Products – 1.8%
Estee Lauder Companies Inc. (The), Class A	73	6,995

Pharmaceuticals – 1.7%
Allergan, Inc.	87	6,157

Property & Casualty Insurance – 1.2%
Travelers Companies, Inc. (The)	78	4,645

Railroads – 1.7%
Union Pacific Corporation	66	6,490

Real Estate Management & Development – 1.6%
CB Richard Ellis Group, Inc., Class A (A)	234	6,234

Regional Banks – 1.3%
PNC Financial Services Group, Inc. (The)	79	4,964

Restaurants – 1.4%
McDonald’s Corporation	69	5,235

Semiconductor Equipment – 3.2%
ASML Holding N.V., NY Registry Shares	140	6,243
Lam Research Corporation (A)	100	5,683

		11,926

Semiconductors – 2.3%
Microchip Technology Incorporated	237	9,012

Soft Drinks – 1.4%
PepsiCo, Inc.	81	5,198

Tobacco – 1.5%
Philip Morris International Inc.	90	5,874

TOTAL COMMON STOCKS – 73.2%		$281,400
(Cost: $195,595)

CORPORATE DEBT SECURITIES	Principal

Apparel Retail – 0.1%
Limited Brands, Inc., 6.625%, 4–1–21	$460	470

Automobile Manufacturers – 1.0%
Ford Motor Company, Convertible, 4.250%, 11–15–16	2,000	3,626

Brewers – 0.3%
Anheuser-Busch InBev Worldwide Inc.:
3.000%, 10–15–12	500	514
5.375%, 11–15–14	500	550

		1,064

Broadcasting – 0.7%
CBS Corporation:
8.875%, 5–15–19	1,500	1,881
4.300%, 2–15–21	500	472

		2,353

Cable & Satellite – 0.1%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 3.500%, 3–1–16	500	500

Construction & Farm Machinery & Heavy Trucks – 0.2%
John Deere Capital Corporation, 5.250%, 10–1–12	750	797

Consumer Finance – 0.5%
American Express Credit Corporation, 5.125%, 8–25–14	400	431
Caterpillar Financial Services Corporation, 1.550%, 12–20–13	500	501
Ford Motor Credit Company LLC, 7.000%, 4–15–15	750	810

		1,742

Data Processing & Outsourced Services – 0.3%
Western Union Company (The), 6.500%, 2–26–14	1,000	1,111

Diversified Banks – 0.4%
Bank of New York Mellon Corporation (The), 1.500%, 1–31–14	500	498
Barclays Bank plc, 2.375%, 1–13–14	300	301

U.S. Bancorp, 4.200%, 5–15–14	500	532
Wells Fargo & Company, 3.676%, 6–15–16 (B)	250	251

		1,582

Diversified Capital Markets – 0.3%
Deutsche Bank AG:
3.450%, 3–30–15	750	766
3.250%, 1–11–16	500	501

		1,267

Diversified Metals & Mining – 0.2%
Rio Tinto Finance (USA) Limited, 8.950%, 5–1–14	500	601

Drug Retail – 0.3%
CVS Caremark Corporation, 3.250%, 5–18–15	950	964

Electric Utilities – 0.4%
Hydro-Quebec, 8.000%, 2–1–13	1,500	1,675

Food Distributors – 0.3%
Cargill, Inc., 6.375%, 6–1–12 (C)	1,150	1,216

Food Retail – 0.6%
Kroger Co. (The), 6.200%, 6–15–12	2,000	2,114

Gold – 0.5%
Newmont Mining Corporation, Convertible, 3.000%, 2–15–12	1,800	2,205

Health Care Services – 0.3%
Quest Diagnostics Incorporated, 3.200%, 4–1–16	1,000	992

Home Improvement Retail – 0.1%
Home Depot, Inc. (The), 4.400%, 4–1–21	375	374

Hypermarkets & Super Centers – 0.2%
Wal-Mart Stores, Inc., 2.875%, 4–1–15	875	894

Industrial Gases – 0.4%
Praxair, Inc., 4.375%, 3–31–14	1,500	1,606

Industrial Machinery – 0.4%
Illinois Tool Works Inc., 5.150%, 4–1–14	1,500	1,651

Integrated Oil & Gas – 0.6%
Cenovus Energy Inc., 4.500%, 9–15–14	250	268
Chevron Corporation, 3.450%, 3–3–12	500	514
ConocoPhillips, 4.750%, 2–1–14	1,500	1,626

		2,408

Integrated Telecommunication Services – 0.2%
AT&T Inc., 4.850%, 2–15–14	1,000	1,080

Investment Banking & Brokerage – 0.4%
Morgan Stanley, 4.100%, 1–26–15	1,500	1,538

Life & Health Insurance – 0.6%
MetLife Global Funding I:
2.000%, 1–10–14 (C)	800	795
2.500%, 9–29–15 (C)	1,000	972
Prudential Financial, Inc., 4.750%, 9–17–15	500	532

		2,299

Movies & Entertainment – 0.2%
Viacom Inc., 4.375%, 9–15–14	500	533

Oil & Gas Equipment & Services – 0.1%
Schlumberger S.A., 2.650%, 1–15–16 (C)	500	498

Oil & Gas Exploration & Production – 0.3%
EOG Resources, Inc., 2.500%, 2–1–16	1,000	975

Other Diversified Financial Services – 1.1%
JPMorgan Chase & Co.:
4.650%, 6–1–14	1,000	1,068
3.450%, 3–1–16	1,000	995
7.900%, 4–29–49 (B)	500	547
Principal Life Global,
6.250%, 2–15–12 (C)	1,500	1,571

		4,181

Other Non-Agency REMIC/CMO – 0.0%
Banco Hipotecario Nacional:
7.916%, 7–25–09 (C)(D)	17	—	*
8.000%, 3–31–11 (C)(D)	4	—	*

		—	*

Packaged Foods & Meats – 0.7%
Kraft Foods Inc., 4.125%, 2–9–16	1,000	1,036
Unilever Capital Corporation, 5.900%, 11–15–32	1,450	1,607

		2,643

Pharmaceuticals – 0.6%
Pfizer Inc., 4.450%, 3–15–12	1,500	1,556
Roche Holdings Ltd, 5.000%, 3–1–14 (C)	952	1,037

		2,593

Property & Casualty Insurance – 0.6%
Berkshire Hathaway Finance Corporation, 4.000%, 4–15–12 (C)	500	518
Fidelity National Financial, Inc., 6.600%, 5–15–17	1,600	1,653

		2,171

Restaurants – 0.1%
YUM! Brands, Inc., 4.250%, 9–15–15	500	525

Soft Drinks – 0.2%
PepsiCo, Inc., 3.750%, 3–1–14	750	797

Systems Software – 0.1%
Microsoft Corporation, 2.950%, 6–1–14	500	520

Tobacco – 0.2%
Philip Morris International Inc., 4.500%, 3–26–20	750	769

Wireless Telecommunication Service – 0.1%
America Movil, S.A.B. de C.V., 3.625%, 3–30–15	200	206

TOTAL CORPORATE DEBT SECURITIES – 13.7%		$52,540
(Cost: $48,412)

OTHER GOVERNMENT SECURITIES
Qatar – 0.2%
State of Qatar, 4.000%, 1–20–15 (C)	750	774

Supranational – 0.2%
International Bank for Reconstruction and Development, 2.375%, 5–26–15	900	916

TOTAL OTHER GOVERNMENT SECURITIES – 0.4%		$1,690
(Cost: $1,646)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 2.1%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	258	282
5.000%, 1–1–18	172	184
5.500%, 4–1–18	56	61
5.000%, 5–1–18	82	87
4.500%, 7–1–18	1,260	1,333
7.000%, 9–1–25	72	83
6.500%, 10–1–28	240	272
6.500%, 2–1–29	132	149
7.500%, 4–1–31	116	135
7.000%, 7–1–31	193	223
7.000%, 9–1–31	315	365
6.500%, 2–1–32	651	736
7.000%, 2–1–32	384	443
7.000%, 3–1–32	132	152
7.000%, 7–1–32	309	356
6.000%, 9–1–32	1,292	1,423
6.000%, 2–1–33	214	236
5.500%, 5–1–33	936	1,007
5.500%, 6–1–33	356	383
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A,
8.293%, 12–15–26	75	87

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 2.1%		$7,997
(Cost: $7,388)
UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 0.3%
United States Treasury Notes,
3.000%, 7–15–12 (E)	1,225	1,312

Treasury Obligations – 7.9%
United States Treasury Bonds:
7.500%, 11–15–16	1,500	1,898
6.250%, 8–15–23	5,250	6,512
United States Treasury Notes:
3.875%, 2–15–13	3,000	3,176
3.625%, 5–15–13	3,000	3,173
4.250%, 8–15–13	4,000	4,306
4.250%, 8–15–15	10,000	10,962

		30,027

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 8.2%		$31,339
(Cost: $28,356)

SHORT-TERM SECURITIES
Commercial Paper (F) – 0.8%
Prudential Funding LLC,
0.000%, 4–1–11	3,223	3,223

Master Note – 1.1%
Toyota Motor Credit Corporation,
0.127%, 4–1–11 (G)	4,135	4,135

TOTAL SHORT-TERM SECURITIES – 1.9%		$7,358
(Cost: $7,358)

TOTAL INVESTMENT SECURITIES – 99.5%		$382,324
(Cost: $288,755)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		1,957
NET ASSETS – 100.0%		$384,281

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$281,400	$—	$—
Corporate Debt Securities	—	52,540	—
Other Government Securities	—	1,690	—
United States Government Agency Obligations	—	7,997	—
United States Government Obligations	—	31,339	—
Short-Term Securities	—	7,358	—
Total	$281,400	$100,924	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the total value of these securities amounted to $7,381 or 1.9% of net assets.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(F)	Rate shown is the yield to maturity at March 31, 2011.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

The	following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts
CMO	= Collateralized Mortgage Obligation
REMIC	= Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$289,004
Gross unrealized appreciation	93,454
Gross unrealized depreciation	(134)
Net unrealized appreciation	$93,320

SCHEDULE OF INVESTMENTS Bond (in thousands)	MARCH 31, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 1.5%
Bombardier Inc., 7.500%, 3–15–18 (A)	$1,800	$1,944
Honeywell International Inc., 5.000%, 2–15–19	2,225	2,418
United Technologies Corporation, 6.125%, 2–1–19	3,000	3,495

		7,857

Asset-Backed Security – 0.0%
Lehman ABS Manufactured Housing Contract Trust 2001-B, 3.010%, 3–15–12	73	71

Biotechnology – 0.6%
Amgen Inc., 6.150%, 6–1–18	3,000	3,438

Brewers – 1.1%
Anheuser-Busch InBev Worldwide Inc.:
5.375%, 11–15–14	3,500	3,853
5.375%, 1–15–20	2,000	2,144

		5,997

Broadcasting – 1.4%
CBS Corporation, 8.875%, 5–15–19	6,000	7,525

Cable & Satellite – 1.5%
Comcast Corporation, 5.150%, 3–1–20	3,000	3,119
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 3.500%, 3–1–16	4,000	4,004
EchoStar DBS Corporation, 6.375%, 10–1–11	750	765

		7,888

CMBS Other – 2.4%
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2, 4.783%, 7–10–43 (B)	2,376	2,444
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF1 Trust Fund, 6.500%, 2–15–32	150	69
Deutsche Mortgage and Asset Receiving Corporation COMM 2005-C6 Commercial Mortgage Pass-Through Certificates, 5.144%, 6–10–44	6,000	6,159
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1, 5.506%, 11–11–38 (A)	179	91
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1, 4.719%, 1–15–38	2,000	2,112
Merrill Lynch Mortgage Trust 2005-CIP1, 4.949%, 7–12–38 (B)	2,000	2,017

		12,892

Coal & Consumable Fuels – 0.4%
Peabody Energy Corporation, 6.500%, 9–15–20	2,000	2,145

Computer & Electronics Retail – 1.0%
Best Buy Co., Inc., 6.750%, 7–15–13	5,000	5,463

Computer Hardware – 1.3%
Hewlett-Packard Company, 2.125%, 9–13–15	6,625	6,486

Consumer Finance – 2.8%
American Express Credit Corporation, 2.750%, 9–15–15	2,000	1,961
American Express Travel Related Services Co., Inc., 5.250%, 11–21–11 (A)	3,600	3,701
Ford Motor Credit Company LLC, 7.000%, 4–15–15	5,000	5,404
John Deere Capital Corporation, 2.800%, 9–18–17	4,000	3,904

		14,970

Data Processing & Outsourced Services – 1.1%
Western Union Company (The), 6.500%, 2–26–14	5,300	5,888

Diversified Banks – 2.2%
HSBC Holdings plc, 5.100%, 4–5–21	2,500	2,509
U.S. Bancorp, 4.200%, 5–15–14	3,000	3,191
Wells Fargo & Company, 3.676%, 6–15–16 (B)	6,000	6,025

		11,725

Diversified Capital Markets – 1.5%
Credit Suisse AG, 3.500%, 3–23–15	3,000	3,059
Deutsche Bank AG, 3.250%, 1–11–16	5,000	5,013

		8,072

Diversified Chemicals – 1.2%
E.I. du Pont de Nemours and Company:
2.750%, 4–1–16	2,500	2,480
5.750%, 3–15–19	3,725	4,158

		6,638

Diversified Metals & Mining – 1.1%
Rio Tinto Finance (USA) Limited, 8.950%, 5–1–14	5,000	6,010

Electric Utilities – 1.9%
HQI Transelec Chile S.A., 7.875%, 4–15–11	281	282
NextEra Energy Capital Holdings, Inc., 7.875%, 12–15–15	5,000	5,924
Oncor Electric Delivery Company LLC, 6.375%, 5–1–12	3,615	3,797

		10,003

Electrical Components & Equipment – 0.5%
Emerson Electric Co., 4.875%, 10–15–19	2,500	2,660

Fertilizers & Agricultural Chemicals – 0.5%
Potash Corporation of Saskatchewan Inc., 3.250%, 12–1–17	2,500	2,440

Health Care Equipment – 0.6%
Medtronic, Inc., 4.450%, 3–15–20	3,000	3,069

Health Care Services – 1.5%
Medco Health Solutions, Inc., 4.125%, 9–15–20	2,000	1,925

Quest Diagnostics Incorporated, 3.200%, 4–1–16	6,000	5,953

		7,878

Home Improvement Retail – 0.2%
Home Depot, Inc. (The), 4.400%, 4–1–21	1,000	997

Household Appliances – 0.2%
Controladora Mabe, S.A. de C.V., 6.500%, 12–15–15 (A)	1,000	1,040

Household Products – 0.5%
Procter & Gamble Company (The), 8.000%, 9–1–24	2,000	2,694

Industrial Conglomerates – 1.5%
General Electric Capital Corporation:
3.750%, 11–14–14	1,000	1,041
5.625%, 5–1–18	6,000	6,476
Westinghouse Electric Corporation, 8.875%, 6–14–14	500	572

		8,089

Integrated Oil & Gas – 2.0%
Shell International Finance B.V., 3.250%, 9–22–15	10,000	10,311

Integrated Telecommunication Services – 2.3%
Deutsche Telekom International Finance B.V., 4.875%, 7–8–14	4,000	4,322
Verizon Communications Inc., 3.000%, 4–1–16	8,000	7,949

		12,271

Internet Software & Services – 0.7%
British Telecommunications plc, 5.150%, 1–15–13	3,500	3,721

Investment Banking & Brokerage – 2.6%
Goldman Sachs Group, Inc. (The):
3.700%, 8–1–15	3,000	3,017
5.375%, 3–15–20	5,500	5,577
Morgan Stanley, 4.100%, 1–26–15	5,000	5,127

		13,721

IT Consulting & Other Services – 0.5%
International Business Machines Corporation, 7.625%, 10–15–18	2,000	2,499

Life & Health Insurance – 0.8%
Prudential Financial, Inc., 4.750%, 9–17–15	4,000	4,252

Multi-Utilities – 2.7%
Dominion Resources, Inc., 5.250%, 8–1–33	2,500	2,699
Duke Energy Carolinas, LLC, 4.300%, 6–15–20	2,000	2,020
Duke Energy Indiana, Inc., 3.750%, 7–15–20	3,000	2,893
NorthWestern Corporation, 6.340%, 4–1–19	3,000	3,268
Pacific Gas and Electric Company, 3.500%, 10–1–20	4,000	3,702

		14,582

Oil & Gas Equipment & Services – 1.0%
Halliburton Company, 6.750%, 2–1–27	1,400	1,596
Schlumberger S.A., 2.650%, 1–15–16 (A)	4,000	3,980

		5,576

Oil & Gas Exploration & Production – 0.7%
EOG Resources, Inc., 2.500%, 2–1–16	4,000	3,900

Oil & Gas Storage & Transportation – 1.2%
Maritimes & Northeast Pipeline, L.L.C., 7.500%, 5–31–14 (A)	3,756	4,062
Tennessee Gas Pipeline Company, 7.000%, 3–15–27	2,000	2,209

		6,271

Other Diversified Financial Services – 2.8%
Bank of America Corporation:
3.625%, 3–17–16	4,000	3,936
6.500%, 8–1–16	2,000	2,210
ING Bank N.V., 4.000%, 3–15–16 (A)	3,000	2,992
JPMorgan Chase & Co.:
4.650%, 6–1–14	3,000	3,204
6.000%, 1–15–18	3,000	3,283

		15,625

Other Non-Agency REMIC/CMO – 0.4%
MASTR Adjustable Rate Mortgage Trust 2005-1, 3.323%, 3–25–35 (B)	2,647	278
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1, 2.592%, 2–25–34 (B)	646	151
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC, 2.519%, 3–25–34 (B)	1,164	128
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-5, 3.238%, 5–25–34 (B)	1,457	64
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10, 4.500%, 9–25–18	1,406	1,444

		2,065

Packaged Foods & Meats – 0.6%
Cadbury Schweppes US Finance LLC, 5.125%, 10–1–13 (A)	3,000	3,242

Paper Products – 0.1%
Westvaco Corporation, 7.500%, 6–15–27	272	282

Pharmaceuticals – 1.1%
GlaxoSmithKline Capital Inc., 5.650%, 5–15–18	2,500	2,805
Merck & Co., Inc., 2.250%, 1–15–16	3,000	2,936

		5,741

Property & Casualty Insurance – 1.6%
Fidelity National Financial, Inc., 6.600%, 5–15–17	8,000	8,267

Regional Banks – 0.8%
PNC Funding Corp, 4.250%, 9–21–15	4,000	4,200

Semiconductors – 0.5%
Broadcom Corporation, 2.375%, 11–1–15 (A)	3,000	2,893

Systems Software – 0.7%
Microsoft Corporation, 3.000%, 10–1–20	4,150	3,847

Water Utilities – 0.4%
California Water Service Company, 5.875%, 5–1–19	2,000	2,217

Wireless Telecommunication Service – 0.5%
America Movil, S.A.B. de C.V., 5.000%, 3–30–20	2,500	2,575

TOTAL CORPORATE DEBT SECURITIES – 52.5%		$279,993
(Cost: $275,761)

MUNICIPAL BONDS – TAXABLE
California – 1.8%
Stockton, CA, 2007 Taxable Pension Oblig Bonds, Ser A, 5.140%, 9–1–17	9,465	9,356

New York – 0.9%
NYC Indl Dev Agy, 11.000%, 3–1–29 (A)	4,000	4,971

TOTAL MUNICIPAL BONDS - TAXABLE – 2.7%		$14,327
(Cost: $13,110)

OTHER GOVERNMENT SECURITIES – 0.4%
Canada
Province de Quebec, 7.140%, 2–27–26	1,500	$1,904

(Cost: $1,540)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 4.8%
Federal Farm Credit Bank, 5.200%, 11–28–16	5,000	5,645
Federal Home Loan Bank, 3.500%, 3–22–16	5,000	5,176
Federal National Mortgage Association, 1.450%, 6–29–15	6,000	6,025
Private Export Funding Corporation, 4.375%, 3–15–19	8,000	8,510

		25,356

Mortgage-Backed Obligations – 31.1%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5–15–19	1,000	1,076
5.000%, 5–15–23	1,500	1,601
5.000%, 9–15–31 (C)	1,194	98
5.500%, 9–15–31	685	707
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.000%, 8–1–22	1,024	1,120
5.000%, 4–1–23	268	287
5.000%, 6–1–23	4,632	4,918
4.000%, 7–1–25	5,934	6,103
6.000%, 2–1–27	933	1,019
4.500%, 6–15–27	3,861	4,050
4.500%, 5–15–32	4,000	4,240
4.000%, 11–15–36	3,108	3,241
4.500%, 5–15–39	1,903	2,002
Federal National Mortgage Association Agency REMIC/CMO:
4.780%, 1–25–17	3,506	3,653
5.000%, 3–25–18	3,500	3,731
5.000%, 6–25–18	2,173	2,331
5.000%, 9–25–18	3,528	3,724
3.000%, 3–15–25	4,844	4,805
4.000%, 2–25–26	4,934	5,144
3.500%, 3–15–26	4,000	4,089
5.000%, 3–25–29	2,088	2,115
4.500%, 12–25–34	1,293	1,362
4.000%, 10–15–35	5,905	6,100
5.500%, 7–15–36	3,616	3,858
5.500%, 11–25–36 (C)	6,283	1,204
4.500%, 3–25–37	4,830	5,085
5.500%, 4–25–37	3,451	3,746
4.500%, 9–15–37	5,603	5,898
4.000%, 3–25–39	2,565	2,632
4.000%, 5–25–39	3,963	4,113
4.500%, 8–15–39	5,842	6,176
3.000%, 11–25–39	4,542	4,583
4.500%, 6–25–40	4,805	5,050
4.500%, 10–25–40	4,953	5,206
5.000%, 7–25–50	5,182	5,525

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.505%, 4–1–17	3,861	4,143
4.500%, 6–1–19	1,400	1,478
4.500%, 8–1–19	1,913	2,021
4.500%, 9–1–19	3,218	3,392
5.500%, 10–1–21	5,076	5,515
6.000%, 6–1–22	3,469	3,793
6.000%, 9–1–22	5,230	5,719
5.000%, 9–1–23	3,381	3,593
4.000%, 3–1–24	5,642	5,800
4.500%, 7–25–24	1,000	1,051
5.000%, 6–25–32	2,581	2,703
5.500%, 2–1–33	1,088	1,171
5.500%, 2–1–35	2,718	2,933
5.000%, 7–1–35	275	289
5.500%, 2–1–38	981	1,051
Government National Mortgage Association Agency REMIC/CMO:
5.008%, 12–16–25 (B)	500	533
2.275%, 6–17–45 (B)(C)	989	28

		165,805

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 35.9%		$191,161
(Cost: $189,035)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 7.4%
United States Treasury Bonds:
8.000%, 11–15–21	1,000	1,395
4.750%, 2–15–41	20,000	20,775
United States Treasury Notes:
2.500%, 4–30–15	5,000	5,130
3.625%, 8–15–19	2,000	2,065
3.625%, 2–15–21	10,000	10,128

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 7.4%		$39,493
(Cost: $39,422)

SHORT-TERM SECURITIES – 0.5%
Commercial Paper (D)
Prudential Funding LLC, 0.000%, 4–1–11	2,507	$2,507

(Cost: $2,507)

TOTAL INVESTMENT SECURITIES – 99.4%		$529,385
(Cost: $521,375)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		3,203

NET ASSETS – 100.0%		$532,588

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$279,902	$91
Municipal Bonds	—	14,327	—
Other Government Securities	—	1,904	—
United States Government Agency Obligations	—	187,072	4,089
United States Government Obligations	—	39,493	—
Short-Term Securities	—	2,507	—
Total	$—	$525,205	$4,180

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	United States Government Agency Obligations
Beginning Balance 1-1-11	$—	$—
Net realized gain (loss)	—	—
Net unrealized appreciation (depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers into Level 3 during the period	91	4,089
Transfers out of Level 3 during the period	—	—
Ending Balance 3-31-11	$91	$4,089
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-11	$46	$46

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2011.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the total value of these securities amounted to $28,916 or 5.4% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

(C)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.

(D)	Rate shown is the yield to maturity at March 31, 2011.

The following acronyms are used throughout this schedule:

CMBS = Collateralized Mortgage-Backed Securities

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$521,379
Gross unrealized appreciation	16,307
Gross unrealized depreciation	(8,301)
Net unrealized appreciation	$8,006

SCHEDULE OF INVESTMENTS Core Equity (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 8.0%
Boeing Company (The)	151	$11,171
General Dynamics Corporation	57	4,372
Honeywell International Inc.	154	9,201
Precision Castparts Corp.	79	11,656

		36,400

Apparel Retail – 1.1%
Abercrombie & Fitch Co., Class A	85	4,966

Auto Parts & Equipment – 2.0%
Johnson Controls, Inc.	220	9,145

Automobile Manufacturers – 2.2%
Bayerische Motoren Werke AG (A)	120	9,985

Biotechnology – 2.8%
Amgen Inc. (B)	229	12,220

Broadcasting – 4.6%
CBS Corporation, Class B	834	20,876

Cable & Satellite – 3.0%
DIRECTV Group, Inc. (The) (B)	127	5,965
Time Warner Cable Inc.	108	7,705

		13,670

Communications Equipment – 1.6%
Juniper Networks, Inc. (B)	175	7,379

Computer Hardware – 4.3%
Apple Inc. (B)	55	19,269

Construction & Farm Machinery & Heavy Trucks – 4.2%
Caterpillar Inc.	89	9,918
Cummins Inc.	82	8,942

		18,860

Consumer Finance – 4.2%
Capital One Financial Corporation	357	18,539

Department Stores – 2.1%
Macy’s Inc.	387	9,377

Diversified Banks – 2.8%
Wells Fargo & Company	391	12,388

Fertilizers & Agricultural Chemicals – 1.5%
Monsanto Company	92	6,655

Health Care Equipment – 1.3%
Covidien plc (B)	113	5,885

Hypermarkets & Super Centers – 2.3%
Costco Wholesale Corporation	136	9,984

Industrial Machinery – 3.1%
Eaton Corporation	125	6,908
Parker Hannifin Corporation	76	7,165

		14,073

Integrated Oil & Gas – 5.3%
ConocoPhillips	240	19,202
Petroleo Brasileiro S.A. – Petrobras, ADR	113	4,573

		23,775

Investment Banking & Brokerage – 1.2%
Lazard Group LLC	134	5,578

Motorcycle Manufacturers – 4.8%
Harley-Davidson, Inc.	512	21,747

Oil & Gas Equipment & Services – 7.2%
Halliburton Company	254	12,635
National Oilwell Varco, Inc.	76	5,993
Schlumberger Limited	144	13,463

		32,091

Oil & Gas Exploration & Production – 2.0%
Noble Energy, Inc.	94	9,122

Other Diversified Financial Services – 2.4%
JPMorgan Chase & Co.	238	10,962

Packaged Foods & Meats – 1.0%
General Mills, Inc.	123	4,511

Personal Products – 2.0%
Estee Lauder Companies Inc. (The), Class A	96	9,209

Pharmaceuticals – 1.5%
Allergan, Inc.	98	6,947

Railroads – 2.5%
Union Pacific Corporation	112	11,050

Restaurants – 2.0%
McDonald’s Corporation	116	8,842

Semiconductor Equipment – 2.7%
Lam Research Corporation (B)	211	11,972

Semiconductors – 7.1%
ARM Holdings plc, ADR	150	4,226
Broadcom Corporation, Class A	265	10,422
First Solar, Inc. (B)	46	7,416
Microchip Technology Incorporated	267	10,138

		32,202

Soft Drinks – 1.9%
Coca-Cola Company (The)	131	8,671

Systems Software – 2.4%
Oracle Corporation	324	10,809

Tobacco – 1.9%
Philip Morris International Inc.	127	8,359

TOTAL COMMON STOCKS – 99.0%		$445,518
(Cost: $357,775)

SHORT-TERM SECURITIES	Principal
Commercial Paper (backed by irrevocable letter of credit) (C) – 0.6%
Avon Capital Corp. (Avon Products, Inc.),
0.240%, 4–7–11	$2,500	2,500

Master Note – 0.3%
Toyota Motor Credit Corporation, 0.127%, 4–1–11 (D)	1,329	1,329

TOTAL SHORT-TERM SECURITIES – 0.9%		$3,829
(Cost: $3,829)

TOTAL INVESTMENT SECURITIES – 99.9%		$449,347
(Cost: $361,604)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		277

NET ASSETS – 100.0%		$449,624

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$445,518	$—	$—
Short-Term Securities	—	3,829	—
Total	$445,518	$3,829	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at March 31, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$361,967
Gross unrealized appreciation	90,276
Gross unrealized depreciation	(2,896)
Net unrealized appreciation	$87,380

SCHEDULE OF INVESTMENTS Dividend Opportunities (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.1%
Boeing Company (The)	77	$5,667
General Dynamics Corporation	39	2,986
Honeywell International Inc.	79	4,738

		13,391

Asset Management & Custody Banks – 1.8%
T. Rowe Price Group, Inc.	86	5,719

Broadcasting – 1.0%
CBS Corporation, Class B	128	3,193

Casinos & Gaming – 2.4%
Wynn Resorts, Limited	61	7,759

Communications Equipment – 1.3%
QUALCOMM Incorporated	77	4,211

Computer Hardware – 1.6%
Hewlett-Packard Company	126	5,175

Construction & Engineering – 2.3%
Fluor Corporation	99	7,257

Construction & Farm Machinery & Heavy Trucks – 8.3%
Caterpillar Inc.	97	10,818
Cummins Inc.	49	5,399
Deere & Company	110	10,635

		26,852

Consumer Finance – 2.9%
Capital One Financial Corporation	178	9,231

Data Processing & Outsourced Services – 1.9%
Visa Inc., Class A	81	5,971

Diversified Banks – 2.5%
Wells Fargo & Company	252	7,998

Diversified Metals & Mining – 3.2%
Rio Tinto plc, ADR	81	5,785
Southern Copper Corporation	109	4,408

		10,193

Electrical Components & Equipment – 2.5%
Emerson Electric Co.	135	7,889

Homebuilding – 1.2%
D.R. Horton, Inc.	334	3,888

Hotels, Resorts & Cruise Lines – 2.2%
Starwood Hotels & Resorts Worldwide, Inc.	121	7,059

Household Products – 1.7%
Colgate-Palmolive Company	37	2,989
Procter & Gamble Company (The)	38	2,367

		5,356

Industrial Conglomerates – 0.5%
General Electric Company	80	1,610

Industrial Gases – 0.5%
Air Products and Chemicals, Inc.	17	1,556

Industrial Machinery – 2.8%
Eaton Corporation	57	3,138
Ingersoll-Rand plc	119	5,725

		8,863

Integrated Oil & Gas – 2.3%
ConocoPhillips	21	1,700
Exxon Mobil Corporation	68	5,683

		7,383

Integrated Telecommunication Services – 2.0%
AT&T Inc.	159	4,879
Frontier Communications Corporation	190	1,558

		6,437

Investment Banking & Brokerage – 2.7%
Goldman Sachs Group, Inc. (The)	54	8,621

Movies & Entertainment – 2.0%
Walt Disney Company (The)	147	6,332

Oil & Gas Drilling – 1.4%
Seadrill Limited	129	4,639

Oil & Gas Equipment & Services – 14.6%
Baker Hughes Incorporated	65	4,755
Halliburton Company	178	8,857
National Oilwell Varco, Inc.	166	13,154
Schlumberger Limited	216	20,106

		46,872

Oil & Gas Exploration & Production – 3.1%
Anadarko Petroleum Corporation	38	3,121
Apache Corporation	52	6,809

		9,930

Other Diversified Financial Services – 3.0%
JPMorgan Chase & Co.	215	9,909

Paper Packaging – 0.9%
Sonoco Products Company	80	2,909

Personal Products – 1.2%
Estee Lauder Companies Inc. (The), Class A	38	3,700

Pharmaceuticals – 2.5%
Johnson & Johnson	27	1,588
Merck & Co., Inc.	47	1,553
Pfizer Inc.	233	4,729

		7,870

Railroads – 3.4%
Norfolk Southern Corporation	48	3,297
Union Pacific Corporation	79	7,721

		11,018

Restaurants – 2.4%
McDonald’s Corporation	58	4,423
Starbucks Corporation	87	3,229

		7,652

Semiconductors – 3.6%
Microchip Technology Incorporated	308	11,690

Soft Drinks – 2.1%
Coca-Cola Company (The)	60	3,978
PepsiCo, Inc.	45	2,921

		6,899

Systems Software – 1.3%
Oracle Corporation	125	4,176

Tobacco – 3.4%
Altria Group, Inc.	112	2,910
Philip Morris International Inc.	122	8,020

		10,930

TOTAL COMMON STOCKS – 96.6%		$310,138
(Cost: $245,953)

SHORT-TERM SECURITIES	Principal
Commercial Paper (A) – 2.1%
Kellogg Co.:
0.270%, 4–15–11	$3,000	3,000
0.280%, 4–28–11	3,000	2,999
Sonoco Products Co.,
0.000%, 4–1–11	914	914

		6,913

Master Note – 1.7%
Toyota Motor Credit Corporation, 0.127%, 4–1–11 (B)	5,237	5,237

Municipal Obligations - Taxable – 0.9%
NY Hsng Fin Agy, Archstone Westbury Hsng Rev Bonds, Ser A (Bank of America, N.A.), 0.280%, 4–7–11 (B)	3,000	3,000

TOTAL SHORT-TERM SECURITIES – 4.7%		$15,150
(Cost: $15,150)

TOTAL INVESTMENT SECURITIES – 101.3%		$325,288
(Cost: $261,103)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.3%)		(4,264)

NET ASSETS – 100.0%		$321,024

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$310,138	$—	$—
Short-Term Securities	—	15,150	—
Total	$310,138	$15,150	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

(A)	Rate shown is the yield to maturity at March 31, 2011.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR	= American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$261,163
Gross unrealized appreciation	65,801
Gross unrealized depreciation	(1,676)
Net unrealized appreciation	$64,125

SCHEDULE OF INVESTMENTS Energy (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Auto Parts & Equipment – 1.0%
BorgWarner Inc. (A)	8	$634

Coal & Consumable Fuels – 4.4%
Alpha Natural Resources, Inc. (A)	10	569
Arch Coal, Inc.	22	807
Cameco Corporation	14	407
Peabody Energy Corporation	14	1,029

		2,812

Construction & Engineering – 4.9%
Chicago Bridge & Iron Company N.V., NY Shares	19	766
Fluor Corporation	23	1,680
Jacobs Engineering Group Inc. (A)	13	687

		3,133

Construction & Farm Machinery & Heavy Trucks – 2.6%
Bucyrus International, Inc., Class A	6	558
Caterpillar Inc.	4	479
Cummins Inc.	6	635

		1,672

Diversified Metals & Mining – 1.3%
BHP Billiton Limited, ADR	9	829

Industrial Machinery – 1.1%
Gardner Denver, Inc.	9	694

Integrated Oil & Gas – 8.7%
ConocoPhillips	17	1,382
Exxon Mobil Corporation	19	1,620
Occidental Petroleum Corporation	16	1,697
Suncor Energy Inc.	19	843

		5,542

Oil & Gas Drilling – 6.2%
ENSCO International Incorporated	9	529
Helmerich & Payne, Inc.	25	1,686
Nabors Industries Ltd. (A)	23	699
Seadrill Limited	22	783
Transocean Inc. (A)	3	229

		3,926

Oil & Gas Equipment & Services – 30.0%
Baker Hughes Incorporated	29	2,107
Cameron International Corporation (A)	24	1,376
Core Laboratories N.V.	11	1,165
Dresser-Rand Group Inc. (A)	16	871
Dril-Quip, Inc. (A)	9	715
FMC Technologies, Inc. (A)	11	1,082
Halliburton Company	40	2,009
McDermott International, Inc. (A)	19	471
National Oilwell Varco, Inc.	38	2,976
Schlumberger Limited	31	2,882
Superior Energy Services, Inc. (A)	21	851
Tenaris S.A., ADR	27	1,333
Weatherford International Ltd. (A)	53	1,208

		19,046

Oil & Gas Exploration & Production – 28.3%
Anadarko Petroleum Corporation	23	1,847
Apache Corporation	15	1,899
Cabot Oil & Gas Corporation	12	620
CNOOC Limited, ADR	3	759
Concho Resources Inc. (A)	6	622
Continental Resources, Inc. (A)	26	1,883
Devon Energy Corporation	8	753
EOG Resources, Inc.	8	984
Forest Oil Corporation (A)	12	467
Newfield Exploration Company (A)	25	1,896
Noble Energy, Inc.	13	1,208
Oasis Petroleum LLC (A)	39	1,240
Plains Exploration and Production Company (A)	17	632
Southwestern Energy Company (A)	41	1,749
St. Mary Land & Exploration Company	9	638
Ultra Petroleum Corp. (A)	17	847

		18,044

Oil & Gas Refining & Marketing – 1.5%
Clean Energy Fuels Corp. (A)	25	414
Gevo, Inc. (A)	26	520

		934

Oil & Gas Storage & Transportation – 5.4%
El Paso Corporation	58	1,044
El Paso Pipeline Partners, L.P.	21	757
Enbridge Inc.	17	1,035
Williams Companies, Inc. (The)	19	592

		3,428

Semiconductors – 1.2%
First Solar, Inc. (A)	5	788

TOTAL COMMON STOCKS – 96.6%		$61,482
(Cost: $47,953)

SHORT-TERM SECURITIES – 4.8%	Principal
Master Note
Toyota Motor Credit Corporation,
0.127%, 4–1–11 (B)	$3,055	$3,055

(Cost: $3,055)

TOTAL INVESTMENT SECURITIES – 101.4%		$64,537
(Cost: $51,008)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.4%)		(880)

NET ASSETS – 100.0%		$63,657

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$61,482	$—	$—
Short-Term Securities	—	3,055	—
Total	$61,482	$3,055	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$50,999
Gross unrealized appreciation	13,929
Gross unrealized depreciation	(391)
Net unrealized appreciation	$13,538

SCHEDULE OF INVESTMENTS Global Bond (in thousands)	MARCH 31, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 3.2%
Bombardier Inc., 7.500%, 3–15–18 (A)	$50	$54
Embraer Overseas Limited, 6.375%, 1–24–17	100	108

		162

Agricultural Products – 2.3%
CCL Finance Limited, 9.500%, 8–15–14	100	116

Airlines – 1.0%
Aeropuertos Argentina 2000 S.A., 10.750%, 12–1–20 (A)	50	53

Distillers & Vintners – 1.3%
Central European Distribution Corporation, Convertible, 3.000%, 3–15–13	75	65

Diversified Banks – 12.2%
Banco Cruzeiro do Sul S.A., 7.000%, 7–8–13	115	115
Banco de Credito del Peru, 4.750%, 3–16–16 (A)	100	99
Banco Santander Chile, S.A., 3.750%, 9–22–15 (A)	100	100
Bancolombia S.A., 4.250%, 1–12–16 (A)	100	99
Sberbank Rossii OAO, 6.480%, 5–15–13	100	109
State Bank of India, 4.500%, 10–23–14	100	103

		625

Electric Utilities – 7.3%
EEB International Ltd., 8.750%, 10–31–14	100	108
Empresa Distribuidora y Comercializadora Norte S.A., 9.750%, 10–25–22 (A)	50	52
Majapahit Holding B.V., 7.750%, 10–17–16	100	112
Rural Electrification Corporation Limited, 4.250%, 1–25–16	100	98

		370

Food Distributors – 1.9%
Olam International Limited, 7.500%, 8–12–20	100	99

Forest Products – 1.1%
Sino-Forest Corporation, 10.250%, 7–28–14	50	55

Homebuilding – 2.1%
URBI, Desarrollos Urbanos, S.A. de C.V., 8.500%, 4–19–16	100	103

Household Appliances – 1.0%
Controladora Mabe, S.A. de C.V., 6.500%, 12–15–15	50	52

Independent Power Producers & Energy Traders – 4.1%
China Resources Power Holdings Company Limited, 3.750%, 8–3–15	100	97
Listrindo Capital B.V., 9.250%, 1–29–15 (A)	100	110

		207

Oil & Gas Drilling – 3.9%
Lancer Finance Company (SPV) Limited, 5.850%, 12–12–16 (A)	94	94
Noble Group Limited, 4.875%, 8–5–15	100	104

		198

Oil & Gas Exploration & Production – 4.4%
Pacific Rubiales Energy Corp., 8.750%, 11–10–16 (A)	100	114
Pan American Energy LLC, 7.875%, 5–7–21	100	108

		222

Packaged Foods & Meats – 4.2%
BFF International Limited, 7.250%, 1–28–20	100	108
JBS Finance II Ltd., 8.250%, 1–29–18 (A)	100	103

		211

Paper Products – 0.5%
Inversiones CMPC S.A., 4.750%, 1–19–18 (A)	25	25

TOTAL CORPORATE DEBT SECURITIES – 50.5%		$2,563
(Cost: $2,559)

OTHER GOVERNMENT SECURITIES – 1.2%
Supranational
Central American Bank for Economic Integration, 5.375%, 9–24–14	58	$63

(Cost: $62)

UNITED STATES GOVERNMENT OBLIGATIONS – 47.1%
Treasury Obligations
United States Treasury Notes, 1.750%, 8–15–12	2,350	$2,390

(Cost: $2,394)

SHORT-TERM SECURITIES – 0.2%
Master Note
Toyota Motor Credit Corporation, 0.127%, 4–1–11 (B)	12	$12

(Cost: $12)

TOTAL INVESTMENT SECURITIES – 99.0%		$5,028
(Cost: $5,027)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		49

NET ASSETS – 100.0%		$5,077

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$2,469	$94
Other Government Securities	—	63	—
United States Government Obligations	—	2,390	—
Short-Term Securities	—	12	—
Total	$—	$4,934	$94
Liabilities
Forward Foreign Currency Contracts	$—	$5	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities
Beginning Balance 1-1-11	$267
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	(1)
Purchases	—
Sales	(3)
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	(169)
Ending Balance 3-31-11	$94
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-11	$(1)

Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. There were no significant transfers between any levels during the period ended March 31, 2011.

The following forward foreign currency contracts were outstanding at March 31, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Deutsche Bank AG	158	8-22-12	$—	$5

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the total value of these securities amounted to $903 or 17.8% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$5,027
Gross unrealized appreciation	23
Gross unrealized depreciation	(22)
Net unrealized appreciation	$1

SCHEDULE OF INVESTMENTS Global Natural Resources (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 1.7%
Newcrest Mining Limited	100	$4,119
PanAust Limited (A)	700	568

		4,687

Bermuda – 0.3%
Petra Diamonds Limited (A)(B)	300	765

Brazil – 4.3%
Companhia de Saneamento de Minas Gerais	60	1,007
Companhia Energetica de Minas Gerais – CEMIG, ADR	75	1,445
Petroleo Brasileiro S.A. – Petrobras, ADR	115	4,649
Suzano Bahia Sul Papel E Celulose S.A.	394	3,684
Tractebel Energia S.A.	55	927

		11,712

Canada – 14.3%
Advantage Oil & Gas Ltd. (A)	121	1,086
Agrium Inc.	35	3,229
Athabasca Oil Sands Corp. (A)	120	2,084
Barrick Gold Corporation	25	1,298
Cameco Corporation	10	301
Canadian Natural Resources Limited	115	5,687
First Quantum Minerals Ltd.	70	9,056
Goldcorp Inc.	23	1,145
IAMGOLD Corporation	65	1,433
Lake Shore Gold Corp. (A)	450	1,898
MEG Energy Corp. (A)	5	258
Neo Material Technologies Inc. (A)	65	626
Niko Resources Ltd.	12	1,151
Potash Corporation of Saskatchewan Inc.	54	3,182
Progress Energy Resources Corp.	40	580
Southern Pacific Resource Corp. (A)	180	314
Suncor Energy Inc.	55	2,467
Teck Cominco Limited	39	2,067
Uranium One Inc.	190	744

		38,606

Cayman Islands – 0.4%
Eurasia Drilling Company Limited, GDR	8	272
JinkoSolar Holding Co., Ltd., ADR (A)	25	675
Vinda International Holdings Limited	250	246

		1,193

Chile – 0.2%
Sociedad Quimica y Minera de Chile S.A., ADR	8	414

China – 8.8%
China High Speed Transmission Equipment Group Co., Ltd.	400	641
GCL-Poly Energy Holdings Limited	5,750	3,533
Hidili Industry International Development Limited, ADR	575	508
Sino-Forest Corporation, Class A (A)	417	10,877
Trina Solar Limited, ADR (A)	165	4,970
Yingli Green Energy Holding Company Limited, ADR (A)	250	3,225

		23,754

Cyprus – 0.1%
Buried Hill Energy (Cyprus) Public Company Limited (A)(C)	70	140

Hong Kong – 0.5%
China Longyuan Power Group Corporation Limited, H Shares (A)	675	725
China Vanadium Titano-Magnetite Mining Company Limited, H Shares (A)	600	258
Guangdong Investment Limited	775	392

		1,375

India – 1.9%
Adani Enterprises Limited	55	822
Coal India Limited	75	583
Infrastructure Development Finance Company Limited	270	936
Shree Renuka Sugars Limited	350	546
Sterlite Industries (India) Limited	575	2,240

		5,127

Indonesia – 1.0%
PT Adaro Energy Tbk	4,500	1,137
PT Bumi Resources Tbk	3,750	1,443

		2,580

Israel – 0.8%
Israel Chemicals Ltd.	135	2,223

Japan – 2.2%
Mitsubishi Corporation	210	5,829

Kazakhstan – 0.1%
Joint Stock Company KazMunaiGas Exploration Production, GDR	10	225

Netherlands – 0.3%
Chicago Bridge & Iron Company N.V., NY Shares	22	895

Norway – 0.1%
DNO International ASA (A)	100	163

Russia – 6.6%
Mechel OAO, ADR	39	430
Mechel Steel Group OAO, ADR	175	5,388
OAO LUKOIL, ADR	75	5,354
Open Joint Stock Company “RusHydro”, ADR (A)	100	509
Open Joint Stock Company Gazprom, ADR	190	6,151

		17,832

Singapore – 0.5%
Golden Agri-Resources Ltd.	1,000	547
Indofood Agri Resources Ltd. (A)	450	797

		1,344

South Korea – 2.4%
LG Chem, Ltd.	10	3,984
OCI Company Ltd.	6	2,612

		6,596

Thailand – 0.7%
Banpu Public Company Limited	75	1,890

United Kingdom – 9.6%
Antofagasta plc	40		873
Bowleven plc (A)	25		153
Chariot Oil & Gas Limited (A)	105		424
ENSCO International Incorporated	40		2,314
Hochschild Mining plc, ADR	30		310
Randgold Resources Limited, ADR (A)	29		2,365
Rio Tinto plc	66		4,636
Xstrata plc	635		14,842

			25,917

United States – 32.8%
Alpha Natural Resources, Inc. (A)	115		6,827
Arch Coal, Inc.	48		1,730
Baker Hughes Incorporated	30		2,203
Cabot Oil & Gas Corporation	135		7,150
Cameron International Corporation (A)	85		4,854
Celanese Corporation, Series A	95		4,215
Chart Industries, Inc. (A)	17		936
Cliffs Natural Resources Inc.	38		3,735
Complete Production Services, Inc. (A)	40		1,272
CONSOL Energy Inc.	57		3,057
El Paso Corporation	295		5,310
Energy XXI (Bermuda) Limited (A)	6		205
Equitable Resources, Inc.	8		399
GrafTech International Ltd. (A)	30		619
Halliburton Company (D)	275		13,705
International Coal Group, Inc. (A)	50		565
International Paper Company	94		2,837
Kodiak Oil & Gas Corp. (A)	115		771
Occidental Petroleum Corporation (D)	50		5,225
Petrohawk Energy Corporation (A)	280		6,870
Plains Exploration and Production Company (A)	160		5,797
Schlumberger Limited (D)	44		4,103
Solutia Inc. (A)	20		508
Tidewater Inc.	26		1,556
Walter Industries, Inc.	7		948
Williams Companies, Inc. (The)	77		2,392
Zhongpin Inc. (A)	20		304

			88,093

TOTAL COMMON STOCKS – 89.6%			$241,360
(Cost: $194,320)

PREFERRED STOCKS
Brazil – 0.2%
Bradespar S.A.	25		655

United States – 0.1%
Konarka Technologies, Inc., 8.0% Cumulative (A)(C)	68		244

TOTAL PREFERRED STOCKS – 0.3%			$899
(Cost: $588)

CALL OPTIONS	Number of Contracts
Baker Hughes Incorporated, Jan $35.00, Expires 1–23–12	—	*	1,551
Barrick Gold Corporation, Jan $35.00, Expires 1–23–12	2		3,291
Canadian Natural Resources Ltd, Jan $30.00, Expires 1–23–12	1		1,493
El Paso Corporation, Jan $7.50, Expires 1–23–12	2		2,024
International Paper Company, Jan $17.50, Expires 1–23–12	2		2,432

Occidental Petroleum Corporation: Jan $60.00, Expires 1–23–12	1		2,718
Jan $70.00, Expires 1–23–12	—	*	539
Rio Tinto plc, ADR, Jan $50.00, Expires 1–23–12	—	*	1,028
Suncor Energy Inc., Jan $25.00, Expires 1–23–12	1		2,626
Williams Companies, Inc. (The): Aug $20.00, Expires 8–22–11	—	*	453
Jan $17.50, Expires 1–23–12	2		2,627

TOTAL CALL OPTIONS – 7.7%			$20,782
(Cost: $15,545)

CORPORATE DEBT SECURITIES – 0.0%	Principal
Brazil
Bahia Sul Celulose S.A., 8.614%, 12–1–12 (B)(E)(F)	BRL180		$97

(Cost: $82)

SHORT-TERM SECURITIES
Commercial Paper (G) – 1.8%
McCormick & Co. Inc., 0.000%, 4–1–11	$1,500		1,500
Prudential Funding LLC, 0.000%, 4–1–11	3,224		3,224

			4,724

Master Note – 0.2%
Toyota Motor Credit Corporation, 0.127%, 4–1–11 (H)	576		576

TOTAL SHORT-TERM SECURITIES – 2.0%			$5,300
(Cost: $5,300)

TOTAL INVESTMENT SECURITIES – 99.6%			$268,438
(Cost: $215,835)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%			1,116

NET ASSETS – 100.0%			$269,554

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$113,421	$—	$140
Other Sectors	127,799	—	—
Total Common Stocks	$241,220	$—	$140
Preferred Stocks	655	—	244
Call Options	20,782	—	—
Corporate Debt Securities	—	—	97
Short-Term Securities	—	5,300	—
Total	$262,657	$5,300	$481
Forward Foreign Currency Contracts	$—	$198	$—
Liabilities
Forward Foreign Currency Contracts	$—	$464	$—
Futures Contracts	581	—	—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Debt Securities
Beginning Balance 1-1-11	$140	$244	$56
Net realized gain (loss)	—	—	11
Net unrealized appreciation (depreciation)	—	—	30
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3 during the period	—	—	—
Transfers out of Level 3 during the period	—	—	—
Ending Balance 3-31-11	$140	$244	$97
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-11	$—	$—	$30

There were no significant transfers between any levels during the period ended March 31, 2011.

The following forward foreign currency contracts were outstanding at March 31, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Brazilian Real	Royal Bank of Canada	700	4-8-11	$—	$14
Sell	Brazilian Real	Bank of New York Mellon (The)	1,165	4-15-11	—	27
Sell	Brazilian Real	Toronto-Dominion Bank (The)	500	4-29-11	—	7
Sell	Brazilian Real	Toronto-Dominion Bank (The)	580	5-13-11	—	12
Sell	Brazilian Real	Toronto-Dominion Bank (The)	900	6-10-11	—	14
Sell	Brazilian Real	Toronto-Dominion Bank (The)	500	6-17-11	—	9
Sell	Brazilian Real	Royal Bank of Canada	700	7-15-11	—	6
Sell	British Pound	State Street Global Markets	1,950	4-15-11	1	—
Sell	British Pound	Royal Bank of Canada	3,500	5-13-11	—	59
Sell	British Pound	Toronto-Dominion Bank (The)	1,580	5-20-11	—	2
Sell	British Pound	Bank of New York Mellon (The)	2,520	6-10-11	72	—
Sell	British Pound	Bank of New York Mellon (The)	1,090	6-17-11	16	—
Sell	British Pound	Bank of New York Mellon (The)	1,050	6-24-11	1	—
Sell	British Pound	Canadian Imperial Bank of Commerce	1,400	7-15-11	—	1
Sell	Canadian Dollar	Bank of New York Mellon (The)	4,100	4-15-11	—	95
Sell	Canadian Dollar	Toronto-Dominion Bank (The)	4,840	5-13-11	—	114
Sell	Canadian Dollar	Bank of New York Mellon (The)	3,000	5-20-11	—	21
Sell	Canadian Dollar	State Street Global Markets	1,700	6-10-11	—	8
Sell	Canadian Dollar	Bank of New York Mellon (The)	3,135	6-17-11	—	50
Sell	Canadian Dollar	Canadian Imperial Bank of Commerce	2,800	6-24-11	—	25
Sell	Japanese Yen	Canadian Imperial Bank of Commerce	105,000	4-6-11	31	—
Sell	Japanese Yen	Canadian Imperial Bank of Commerce	103,100	4-13-11	10	—
Sell	Japanese Yen	Bank of New York Mellon (The)	86,000	5-11-11	8	—
Sell	Japanese Yen	Canadian Imperial Bank of Commerce	105,000	6-8-11	32	—
Sell	Japanese Yen	State Street Global Markets	25,000	6-15-11	16	—
Sell	Japanese Yen	Canadian Imperial Bank of Commerce	32,000	7-13-11	11	—
					$198	$464

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the total value of these securities amounted to $862 or 0.3% of net assets.

(C)	Restricted securities. At March 31, 2011, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Buried Hill Energy (Cyprus) Public Company Limited	5-1-07 to 4-17-08	70	$118	$140
Konarka Technologies, Inc., 8.0% Cumulative	8-31-07	68	211	244
			$329	$384

The total value of these securities represented 0.1% of net assets at March 31, 2011.

(D)	Securities serve as collateral for the following open futures contracts at March 31, 2011:

Description	Type	Expiration Date	Number of Contracts		Market Value	Unrealized Depreciation
S&P/Toronto Stock Exchange 60 Index	Short	6-16-11	—	*	$(15,821)	$(533)
S&P 500 E-mini	Short	6-17-11	—	*	(4,624)	(48)
					$(20,445)	$(581)

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

(G)	Rate shown is the yield to maturity at March 31, 2011.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date the variable rate resets.

The following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts
GDR	= Global Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$219,844
Gross unrealized appreciation	50,061
Gross unrealized depreciation	(1,467)
Net unrealized appreciation	$48,594

SCHEDULE OF INVESTMENTS Growth (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 5.2%
Boeing Company (The)	239	$17,654
Precision Castparts Corp.	209	30,790

		48,444

Air Freight & Logistics – 1.9%
Expeditors International of Washington, Inc.	264	13,242
FedEx Corporation	45	4,238

		17,480

Application Software – 1.8%
salesforce.com, inc. (A)	126	16,885

Asset Management & Custody Banks – 3.0%
T. Rowe Price Group, Inc.	424	28,189

Auto Parts & Equipment – 2.3%
BorgWarner Inc. (A)	146	11,666
Gentex Corporation	327	9,877

		21,543

Automotive Retail – 2.4%
AutoZone, Inc. (A)	46	12,666
O’Reilly Automotive, Inc. (A)	172	9,854

		22,520

Broadcasting – 1.9%
CBS Corporation, Class B	543	13,605
Discovery Holding Company, Class A (A)	116	4,628

		18,233

Casinos & Gaming – 4.0%
Las Vegas Sands, Inc. (A)	105	4,429
Wynn Resorts, Limited	266	33,835

		38,264

Communications Equipment – 4.5%
Juniper Networks, Inc. (A)	322	13,533
QUALCOMM Incorporated	518	28,422

		41,955

Computer Hardware – 6.5%
Apple Inc. (A)	179	62,512

Computer Storage & Peripherals – 1.0%
NetApp, Inc. (A)	191	9,184

Construction & Farm Machinery & Heavy Trucks – 1.7%
Caterpillar Inc.	144	16,001

Data Processing & Outsourced Services – 0.5%
Visa Inc., Class A	65	4,793

Electrical Components & Equipment – 3.2%
Emerson Electric Co.	523	30,570

Environmental & Facilities Services – 0.7%
Stericycle, Inc. (A)	75	6,615

Fertilizers & Agricultural Chemicals – 0.8%
Monsanto Company	100	7,212

Footwear – 1.0%
NIKE, Inc., Class B	120	9,084

Health Care Equipment – 0.6%
Intuitive Surgical, Inc. (A)	16	5,235

Hotels, Resorts & Cruise Lines – 2.9%
Starwood Hotels & Resorts Worldwide, Inc.	473	27,465

Industrial Gases – 2.1%
Praxair, Inc.	195	19,842

Industrial Machinery – 1.6%
Danaher Corporation	293	15,207

Internet Retail – 2.0%
Amazon.com, Inc. (A)	105	18,824

Internet Software & Services – 4.5%
Google Inc., Class A (A)	72	42,184

Investment Banking & Brokerage – 1.0%
Goldman Sachs Group, Inc. (The)	59	9,334

IT Consulting & Other Services – 3.8%
Cognizant Technology Solutions Corporation, Class A (A)	442	35,987

Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific Inc. (A)	128	7,133

Movies & Entertainment – 1.7%
Walt Disney Company (The)	362	15,599

Oil & Gas Equipment & Services – 10.2%
Halliburton Company	370	18,456
National Oilwell Varco, Inc.	418	33,151
Schlumberger Limited	477	44,508

		96,115

Other Diversified Financial Services – 1.7%
JPMorgan Chase & Co.	342	15,767

Personal Products – 2.0%
Estee Lauder Companies Inc. (The), Class A	195	18,809

Pharmaceuticals – 3.4%
Allergan, Inc.	457	32,456

Restaurants – 3.1%
Starbucks Corporation	784	28,972

Semiconductor Equipment – 2.0%
Lam Research Corporation (A)	325	18,403

Semiconductors – 3.7%
ARM Holdings plc, ADR	248	6,997
Broadcom Corporation, Class A	226	8,904
Microchip Technology Incorporated	503	19,104

		35,005

Soft Drinks – 1.8%
Coca-Cola Company (The)	111	7,345
PepsiCo, Inc.	145	9,333

		16,678

Specialty Chemicals – 0.7%
Ecolab Inc.	132	6,719

Systems Software – 6.0%
Oracle Corporation	1,249	41,679
VMware, Inc., Class A (A)	183	14,946

		56,625

TOTAL COMMON STOCKS – 98.0%		$921,843
(Cost: $716,247)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.4%
Corporacion Andina de Fomento,
0.240%, 5-9-11	$7,000	6,998
Prudential Funding LLC,
0.000%, 4-1-11	2,340	2,340
Unilever Capital Corporation,
0.140%, 4-14-11	4,000	4,000

		13,338

Master Note – 0.4%
Toyota Motor Credit Corporation,
0.127%, 4-1-11 (C)	3,674	3,674

Municipal Obligations - Taxable – 1.2%
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (JPMorgan Chase Bank, N.A.),
0.230%, 4-1-11 (C)	8,500	8,500
NYC GO Bonds, Fiscal 2006 Ser E (Bank of America, N.A.),
0.240%, 4-1-11 (C)	3,000	3,000

		11,500

TOTAL SHORT-TERM SECURITIES – 3.0%		$28,512
(Cost: $28,512)

TOTAL INVESTMENT SECURITIES – 101.0%		$950,355
(Cost: $744,759)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0%)		(9,467)

NET ASSETS – 100.0%		$940,888

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$921,843	$—	$—
Short-Term Securities	—	28,512	—
Total	$921,843	$28,512	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR	= American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$745,801
Gross unrealized appreciation	207,707
Gross unrealized depreciation	(3,153)
Net unrealized appreciation	$204,554

SCHEDULE OF INVESTMENTS High Income (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Casinos & Gaming – 0.1%
Pinnacle Entertainment, Inc. (A)	13	$170

Packaged Foods & Meats – 0.1%
Dole Food Company, Inc. (A)	18	241

Railroads – 0.3%
Kansas City Southern (A)	15	817

Thrifts & Mortgage Finance – 0.2%
PMI Group, Inc. (The) (A)	187	505

TOTAL COMMON STOCKS – 0.7%		$1,733
(Cost: $2,297)

PREFERRED STOCKS
Consumer Finance – 0.3%
Ally Financial Inc., Preferred 8.5% (A)	18	439
GMAC Capital Trust I, Preferred 8.125% (A)	15	370

		809

Trucking – 0.1%
Swift Services Holdings, Inc., 6.0% Cumulative (B)	15	214

TOTAL PREFERRED STOCKS – 0.4%		$1,023
(Cost: $973)

WARRANTS – 0.1%
Agricultural Products
ASG Consolidated LLC	1	$150

(Cost: $72)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.1%
Acquisition Co. Lanza Parent,
10.000%, 6–1–17 (B)	$335	369

Agricultural Products – 1.1%
American Seafoods Group LLC,
10.750%, 5–15–16 (B)	1,475	1,601
ASG Consolidated LLC,
15.000%, 5–15–17 (B)(C)	1,294	1,327

		2,928

Alternative Carriers – 2.1%
Level 3 Communications, Inc.:
11.875%, 2–1–19 (B)	652	615
9.375%, 4–1–19 (B)	200	194
Level 3 Financing, Inc.:
9.250%, 11–1–14	150	153
10.000%, 2–1–18	700	701
PAETEC Escrow Corporation,
9.875%, 12–1–18 (B)	710	749
PAETEC Holding Corp.,
9.500%, 7–15–15	2,850	2,984

		5,396

Apparel Retail – 0.8%
J.Crew Group, Inc.,
8.125%, 3–1–19 (B)	2,155	2,115

Apparel, Accessories & Luxury Goods – 0.5%
Norcraft Companies, L.P. and Norcraft Finance Corp.,
10.500%, 12–15–15	590	630
Oxford Industries, Inc.,
11.375%, 7–15–15	550	615

		1,245

Asset Management & Custody Banks – 0.4%
Nexeo Solutions, LLC,
8.375%, 3–1–18 (B)	1,037	1,058

Auto Parts & Equipment – 3.6%
Affinia Group Inc.:
9.000%, 11–30–14 (B)	290	299
10.750%, 8–15–16 (B)	1,656	1,882
Exide Technologies,
8.625%, 2–1–18 (B)	807	861
Icahn Enterprises L.P.,
8.000%, 1–15–18	2,721	2,796
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.,
7.750%, 1–15–16	980	1,007
J.B. Poindexter & Co., Inc.,
8.750%, 3–15–14	2,045	2,065
Visteon Corporation,
6.750%, 4–15–19 (B)	440	440

		9,350

Automotive Retail – 2.2%
Asbury Automotive Group, Inc.:
7.625%, 3–15–17	225	230
8.375%, 11–15–20 (B)	1,170	1,217
Sonic Automotive, Inc.,
9.000%, 3–15–18	2,865	3,044
United Auto Group, Inc.,
7.750%, 12–15–16	1,250	1,292

		5,783

Broadcasting – 1.3%
dcp LLC,
10.750%, 8–15–15 (B)	490	473
Gray Television, Inc.,
10.500%, 6–29–15	460	489
SIRIUS XM Radio Inc.,
8.750%, 4–1–15 (B)	2,265	2,548

		3,510

Building Products – 1.1%
Norcraft Companies, L.P. and Norcraft Finance Corp.,
9.750%, 9–1–12	728	721
Ply Gem Holdings, Inc.,
8.250%, 2–15–18 (B)	2,050	2,106

		2,827

Cable & Satellite – 0.5%
DISH DBS Corporation,
7.875%, 9–1–19	1,090	1,180

Casinos & Gaming – 2.2%
Inn of the Mountain Gods Resort and Casino,
1.250%, 11–30–20	1,181	644
MGM MIRAGE:
10.375%, 5–15–14	325	372
11.125%, 11–15–17	650	744
11.375%, 3–1–18	600	666
9.000%, 3–15–20	400	439
MGM Resorts International,
10.000%, 11–1–16 (B)	560	589
Peninsula Gaming, LLC:
8.375%, 8–15–15	550	587
8.375%, 8–15–15 (B)	440	470
10.750%, 8–15–17	400	439
10.750%, 8–15–17 (B)	217	238

Pinnacle Entertainment, Inc.:
8.625%, 8–1–17	525	572
8.750%, 5–15–20	80	83

		5,843

Catalog Retail – 0.9%
QVC, Inc.,
7.500%, 10–1–19 (B)	2,330	2,447

Commodity Chemicals – 0.1%
TPC Group Inc.,
8.250%, 10–1–17 (B)	185	196

Communications Equipment – 0.6%
Brightstar Corporation,
9.500%, 12–1–16 (B)	1,440	1,546

Construction & Farm Machinery & Heavy Trucks – 0.2%
ArvinMeritor, Inc.,
10.625%, 3–15–18	300	338
Greenbrier Companies, Inc., (The), Convertible,
3.500%, 4–1–18 (B)	200	200

		538

Construction Materials – 2.8%
Cemex Finance LLC,
9.500%, 12–14–16 (B)	1,050	1,131
Cemex SAB de CV,
9.000%, 1–11–18 (B)	140	147
Headwaters Incorporated,
7.625%, 4–1–19 (B)	1,340	1,340
Headwaters Incorporated, Convertible:
2.500%, 2–1–14	375	339
14.750%, 2–1–14 (B)	2,396	2,777
Hillman Group, Inc. (The):
10.875%, 6–1–18	1,005	1,116
10.875%, 6–1–18 (B)	402	446

		7,296

Consumer Finance – 1.5%
American General Finance Corporation,
6.900%, 12–15–17	500	457
Bankrate Inc.,
11.750%, 7–15–15 (B)	2,025	2,303
Credit Acceptance Corporation:
9.125%, 2–1–17	640	692
9.125%, 2–1–17 (B)	270	291
TMX Finance LLC and TitleMax Finance Corp,
13.250%, 7–15–15 (B)	188	209

		3,952

Consumer Products – 0.7%
Prestige Brands, Inc.:
8.250%, 4–1–18	1,000	1,055
8.250%, 4–1–18 (B)	617	651

		1,706

Diversified Metals & Mining – 0.8%
FMG Resources Pty Ltd.:
7.000%, 11–1–15 (B)	1,360	1,411
6.375%, 2–1–16 (B)	300	302
6.875%, 2–1–18 (B)	300	313

		2,026

Diversified Support Services – 0.7%
KAR Holdings, Inc.:
8.750%, 5–1–14	749	773
10.000%, 5–1–15	48	51
SITEL, LLC and SITEL Finance Corp.,
11.500%, 4–1–18 (B)	1,180	1,099

		1,923

Education Services – 3.1%
Laureate Education, Inc.:
10.000%, 8–15–15 (B)	1,750	1,842
11.000%, 8–15–15 (B)(C)	4,413	4,584
11.750%, 8–15–17 (B)	1,525	1,670

		8,096

Electrical Components & Equipment – 0.3%
International Wire Group, Inc.,
9.750%, 4–15–15 (B)	800	849

Electronic Equipment & Instruments – 4.8%
CDW Escrow Corporation,
8.500%, 4–1–19 (B)	5,195	5,201
CDW LLC and CDW Finance Corporation:
11.000%, 10–12–15	5,020	5,448
11.500%, 10–12–15	1,730	1,868

		12,517

Electronic Manufacturing Services – 1.9%
Jabil Circuit, Inc.:
7.750%, 7–15–16	1,520	1,725
8.250%, 3–15–18	1,885	2,139
KEMET Corporation,
10.500%, 5–1–18	1,040	1,173

		5,037

Food Distributors – 0.9%
Viskase Companies, Inc.,
9.875%, 1–15–18 (B)	2,100	2,263

Forest Products – 1.4%
Ainsworth Lumber Co. Ltd.,
11.000%, 7–29–15 (B)(C)	3,782	3,720

Health Care Equipment – 0.2%
DJO Finance LLC and DJO Finance Corporation,
9.750%, 10–15–17 (B)	420	441

Health Care Facilities – 3.3%
HCA Holdings, Inc.,
7.750%, 5–15–21 (B)	355	370
HCA Inc.:
9.625%, 11–15–16	1	1
7.875%, 2–15–20	500	544
HealthSouth Corporation,
8.125%, 2–15–20	1,925	2,083
Radiation Therapy Services, Inc.,
9.875%, 4–15–17	1,680	1,714
Tenet Healthcare Corporation,
6.875%, 11–15–31	2,303	1,909
United Surgical Partners International, Inc.,
8.875%, 5–1–17	2,000	2,097

		8,718

Health Care Services – 0.9%
Air Medical Group Holdings Inc.,
9.250%, 11–1–18 (B)	1,620	1,739
OnCure Holdings, Inc.,
11.750%, 5–15–17	660	662

		2,401

Health Care Technology – 0.9%
MedAssets, Inc.,
8.000%, 11–15–18 (B)	2,248	2,299

Home Furnishings – 0.5%
Empire Today, LLC and Empire Today Finance Corp.,
11.375%, 2–1–17 (B)	960	1,017
Simmons Bedding Company,
11.250%, 7–15–15 (B)	300	324

		1,341

Household Products – 1.8%
Armored AutoGroup Inc.,
9.250%, 11–1–18 (B)	490	499
Diversey Holdings, Inc.,
10.500%, 5–15–20	787	914
Reynolds Group Holdings Limited:
7.125%, 4–15–19 (B)	950	974
9.000%, 4–15–19 (B)	1,880	1,946
8.250%, 2–15–21 (B)	280	277

		4,610

Independent Power Producers & Energy Traders – 0.7%
Calpine Corporation:
7.875%, 7–31–20 (B)	700	744
7.500%, 2–15–21 (B)	876	906
7.875%, 1–15–23 (B)	285	296

		1,946

Industrial Conglomerates – 0.6%
Pinafore, LLC and Pinafore, Inc.,
9.000%, 10–1–18 (B)	1,425	1,546

Industrial Machinery – 1.5%
CPM Holdings, Inc.,
10.875%, 9–1–14 (B)	1,250	1,350
RBS Global, Inc. and Rexnord LLC,
11.750%, 8–1–16	2,215	2,375

		3,725

Integrated Telecommunication Services – 0.8%
Qwest Communications International Inc.:
8.000%, 10–1–15	800	883
7.125%, 4–1–18	1,050	1,133

		2,016

Leisure Facilities – 1.3%
Palace Entertainment Holdings, LLC,
8.875%, 4–15–17 (B)	1,832	1,873
Speedway Motorsports, Inc.,
8.750%, 6–1–16	1,350	1,480

		3,353

Life & Health Insurance – 0.7%
CNO Financial Group, Inc.,
9.000%, 1–15–18 (B)	1,756	1,861

Metal & Glass Containers – 0.4%
Plastipak Holdings, Inc.:
8.500%, 12–15–15 (B)	130	137
10.625%, 8–15–19 (B)	880	1,003

		1,140

Movies & Entertainment – 1.8%
AMC Entertainment Holdings, Inc.,
9.750%, 12–1–20 (B)	2,190	2,342
AMC Entertainment Inc.,
8.000%, 3–1–14	510	516
Cinemark USA, Inc.,
8.625%, 6–15–19	1,000	1,093
Regal Enertainment Group,
9.125%, 8–15–18	725	776

		4,727

Multi-Line Insurance – 0.5%
American International Group, Inc.,
8.175%, 5–15–58	1,135	1,222

Office Electronics – 1.8%
Xerox Capital Trust I,
8.000%, 2–1–27	4,500	4,579

Oil & Gas Drilling – 2.0%
RDS Ultra–Deepwater Ltd,
11.875%, 3–15–17 (B)	1,560	1,708
Vantage Drilling Company,
11.500%, 8–1–15 (B)	3,090	3,430

		5,138

Oil & Gas Equipment & Services – 2.4%
Geokinetics Holdings USA, Inc.,
9.750%, 12–15–14	1,715	1,649
Global Geophysical Services, Inc.,
10.500%, 5–1–17	3,767	4,049
Thermon Industries, Inc.,
9.500%, 5–1–17	480	518

		6,216

Oil & Gas Exploration & Production – 2.1%
Chesapeake Energy Corporation:
9.500%, 2–15–15	1,355	1,680
6.875%, 8–15–18	280	305
6.625%, 8–15–20	280	298
6.125%, 2–15–21	730	754
McMoRan Exploration Co.,
11.875%, 11–15–14	1,250	1,375
Quicksilver Resources Inc.:
11.750%, 1–1–16	600	699
7.125%, 4–1–16	400	395

		5,506

Oil & Gas Refining & Marketing – 1.2%
Energy Partners Ltd.,
8.250%, 2–15–18 (B)	2,516	2,504

Western Refining, Inc.,
10.750%, 6–15–14 (B)(D)	693	748

		3,252

Oil & Gas Storage & Transportation – 0.1%
Copano Energy, L.L.C. and Copano Energy Finance Corporation,
7.125%, 4–1–21	270	273

Other Diversified Financial Services – 1.8%
Bank of America Corporation:
8.000%, 12–29–49 (D)	2,175	2,339
8.125%, 12–29–49 (D)	790	850
JPMorgan Chase & Co.,
7.900%, 4–29–49 (D)	1,500	1,641

		4,830

Packaged Foods & Meats – 1.8%
Bumble Bee Foods, LLC:
9.000%, 12–15–17 (B)	2,708	2,816
9.625%, 3–15–18 (B)	2,175	2,028

		4,844

Paper Products – 0.3%
Appleton Papers Inc.,
10.500%, 6–15–15 (B)	720	757
Verso Paper Corp.,
8.750%, 2–1–19 (B)	142	148

		905

Pharmaceuticals – 1.3%
ConvaTec Healthcare E S.A.,
10.500%, 12–15–18 (B)	420	441
K–V Pharmaceutical Company,
12.000%, 3–15–15 (B)	938	877
Quintiles Transnational Holdings Inc,
9.500%, 12–30–14 (B)	1,960	2,004

		3,322

Property & Casualty Insurance – 0.7%
Fidelity National Information Services, Inc.:
7.625%, 7–15–17	1,235	1,338
7.875%, 7–15–20	420	459

		1,797

Railroads – 1.0%
Kansas City Southern de Mexico, S.A. de C.V.:
8.000%, 2–1–18	1,990	2,170
6.625%, 12–15–20 (B)	420	428

		2,598

Regional Banks – 0.9%
CIT Group, Inc.,
7.000%, 5–1–17	2,330	2,333

Restaurants – 5.7%
CKE Holdings, Inc.,
10.500%, 3–14–16 (B)(C)	540	509
CKE Restaurants, Inc.,
11.375%, 7–15–18	3,668	4,044
Dave & Buster’s, Inc.,
0.000%, 2–15–16 (B)(E)	3,980	2,308
DineEquity, Inc.,
9.500%, 10–30–18 (B)	584	634
Dunkin Brands, Inc.,
9.625%, 12–1–18 (B)	748	762
NPC International, Inc.,
9.500%, 5–1–14	3,392	3,468
Wendy’s/Arby’s Restaurants, LLC,
10.000%, 7–15–16	2,907	3,198

		14,923

Security & Alarm Services – 0.6%
DynCorp International Inc.,
10.375%, 7–1–17 (B)	1,325	1,434

Semiconductor Equipment – 0.1%
Phototronics, Inc., Convertible,
3.250%, 4–1–16 (B)	170	194

Specialized Finance – 0.3%
PHH Corporation,
9.250%, 3–1–16 (B)	700	761

Specialized REITs – 0.6%
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19 (B)	1,535	1,531

Specialty Chemicals – 0.9%
Hexion U.S. Finance Corp. and Hexion Nova Scotia Finance, ULC,
9.000%, 11–15–20 (B)	562	583
Huntsman International LLC:
7.375%, 1–1–15	364	372
8.625%, 3–15–20	650	708
8.625%, 3–15–21 (B)	280	305
Momentive Performance Materials Inc.,
9.000%, 1–15–21 (B)	292	302

		2,270

Steel – 1.0%
Ryerson Inc.,
12.000%, 11–1–15	750	814
Severstal Columbus LLC,
10.250%, 2–15–18	720	796
WireCo WorldGroup Inc.,
9.500%, 5–15–17 (B)	890	947

		2,557

Thrifts & Mortgage Finance – 1.0%
Provident Funding Associates, L.P. and PFG Finance Corp.,
10.125%, 2–15–19 (B)	2,429	2,535

Trading Companies & Distributors – 0.4%
United Rentals (North America), Inc.,
8.375%, 9–15–20	980	1,024

Wireless Telecommunication Service – 1.4%
Cricket Communications, Inc.,
7.750%, 10–15–20	695	700
Digicel Group Limited:
8.250%, 9–1–17 (B)	284	301
10.500%, 4–15–18 (B)	928	1,063
MetroPCS Wireless, Inc.,
6.625%, 11–15–20	810	809
Wind Acquisition Finance S.A.,
11.750%, 7–15–17 (B)	685	788

		3,661

TOTAL CORPORATE DEBT SECURITIES – 81.9%		$213,545
(Cost: $204,001)

MUNICIPAL BONDS - TAXABLE – 0.5%
Arizona
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
1.013%, 1–1–37 (D)	2,175	$1,406

(Cost: $1,392)

SENIOR LOANS
Advertising – 0.2%
Oriental Trading Company, Inc.,
7.000%, 1–10–17 (D)	420	412

Alternative Carriers – 0.9%
Vonage Holdings Corp.:
9.750%, 12–9–15 (D)	2,447	2,444

Apparel Retail – 0.2%
J.Crew Group, Inc.:
4.750%, 1–26–18 (D)	420	419

Application Software – 0.2%
Attachmate Corporation,
0.000%, 11–21–16 (D)(E)	580	570

Building Products – 2.3%
Goodman Global, Inc.,
9.000%, 10–6–17 (D)	5,945	6,102

Casinos & Gaming – 0.1%
Revel AC, Inc.,
9.000%, 1–24–17 (D)	350	340

Communications Equipment – 0.1%
Mitel Networks Corporation,
7.314%, 8–15–15 (D)	224	207

Diversified Support Services – 2.7%
Advantage Sales & Marketing, Inc.,
9.250%, 5–29–18 (D)	2,744	2,789
Applied Systems, Inc.,
9.250%, 5–17–17 (D)	215	218
N.E.W. Holdings I, LLC:
9.500%, 3–5–17 (D)	3,675	3,749

		6,756

Environmental & Facilities Services – 0.4%
K2 Pure Solutions Nocal, L.P.,
10.000%, 7–20–15 (D)	998	998

Food Distributors – 0.8%
Chef’s Warehouse, LLC (The),
11.000%, 4–22–14 (D)	1,216	1,241
Fairway Group Acquisition Company,
7.500%, 2–11–17 (D)	1,015	1,010

		2,251

Health Care Facilities – 0.8%
National Surgical Hospitals, Inc.:
8.250%, 1–4–17 (D)	1,852	1,833
0.000%, 2–3–17 (D)(E)	323	320

		2,153

Hypermarkets & Super Centers – 0.5%
Roundy’s Supermarkets, Inc.,
10.000%, 4–5–16 (D)	1,195	1,211

Independent Power Producers & Energy Traders – 1.5%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
3.759%, 10–10–14 (D)	954	803
3.803%, 10–10–14 (D)	1,345	1,132
Texas Competitive Electric Holdings Company, LLC:
3.746%, 10–10–14 (D)	152	128
3.759%, 10–10–14 (D)	2,249	1,874
3.803%, 10–10–14 (D)	35	29

		3,966

Internet Software & Services – 0.5%
Nextag, Inc.,
7.000%, 12–29–17 (D)	1,432	1,353

IT Consulting & Other Services – 0.8%
Presidio, Inc.,
7.250%, 3–31–17 (D)	1,750	1,733
Vertafore, Inc.,
9.750%, 10–18–17 (D)	222	226

		1,959

Specialty Stores – 0.6%
Walco International, Inc. (Animal Health),
12.250%, 11–10–15 (D)	1,615	1,606

TOTAL SENIOR LOANS – 12.6%		$32,747
(Cost: $32,325)

SHORT–TERM SECURITIES
Commercial Paper (F) – 1.7%
Kellogg Co.,
0.280%, 4–28–11	2,000	2,000
Prudential Funding LLC,
0.000%, 4–1–11	2,309	2,309

		4,309

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.127%, 4–1–11 (G)	514	514

Municipal Obligations - Taxable – 1.9%
MS Dev Bank, Var Rate Demand Rfdg Bonds (Harrison Cnty, MS GO Coliseum and Convention Ctr Rfdg Bonds), Ser 2010B (Bank of America, N.A.),
0.240%, 4–7–11 (G)	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 3.8%		$9,823
(Cost: $9,823)

TOTAL INVESTMENT SECURITIES – 100.0%		$260,427
(Cost: $250,883)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		59

NET ASSETS – 100.0%		$260,486

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,733	$—	$—
Preferred Stocks	809	214	—
Warrants	—	150	—
Corporate Debt Securities	—	213,351	194
Municipal Bonds	—	1,406	—
Senior Loans	—	15,979	16,768
Short-Term Securities	—	9,823	—
Total	$2,542	$240,923	$16,962

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Preferred Stocks	Warrants	Corporate Debt Securities	Senior Loans
Beginning Balance 1-1-11	$540	$150	$8,715	$16,078
Net realized gain (loss)	—	—	—	2
Net unrealized appreciation (depreciation)	—	—	—	129
Purchases	—	—	—	650
Sales	—	—	—	(891)
Transfers into Level 3 during the period	—	—	194	6,563
Transfers out of Level 3 during the period	(540)	(150)	(8,715)	(5,763)
Ending Balance 3-31-11	$—	$—	$194	$16,768
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-11	$—	$—	$24	$180

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the total value of these securities amounted to $111,093 or 42.6% of net assets.

(C)	Payment-in-kind bonds.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

(E)	Zero coupon bond.

(F)	Rate shown is the yield to maturity at March 31, 2011.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$250,890
Gross unrealized appreciation	11,636
Gross unrealized depreciation	(2,099)
Net unrealized appreciation	$9,537

SCHEDULE OF INVESTMENTS
International Core Equity (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 9.6%
Computershare Limited	634	$6,077
Foster’s Group Limited	1,535	9,082
Myer Holdings Limited	1,673	5,555
Newcrest Mining Limited	274	11,287
Orica Limited	257	7,022
Telstra Corporation Limited	4,461	13,010
Toll Holdings Limited	907	5,565

		57,598

Brazil – 4.8%
Gafisa S.A., ADR	536	6,877
Petroleo Brasileiro S.A. - Petrobras, ADR	164	6,630
TIM Participacoes S.A., ADR	144	6,291
Vivo Participacoes S.A., ADR	222	8,982

		28,780

Canada – 2.2%
Canadian Natural Resources Limited	172	8,505
Research In Motion Limited (A)	82	4,656

		13,161

China – 4.6%
China Mobile Limited	886	8,161
China Pacific Insurance (Group) Co. Ltd., H Shares	1,365	5,738
Industrial and Commercial Bank of China Limited, H Shares	2,949	2,449
Industrial and Commercial Bank of China Limited, H Shares (B)	6,248	5,189
SINA Corporation (A)	54	5,759

		27,296

Denmark – 0.9%
PANDORA Holding A/S (A)(B)	109	5,538

France – 17.4%
Alstom	162	9,605
Axa S.A.	330	6,892
BNP Paribas	79	5,765
Danone	168	11,005
Sanofi-Aventis	177	12,436
Schneider Electric S.A.	38	6,447
Societe Generale	120	7,803
Total S.A.	399	24,293
Vinci	151	9,447
Vivendi Universal	391	11,160

		104,853

Germany – 3.3%
Bayer AG	121	9,427
DaimlerChrysler AG, Registered Shares	78	5,528
Dialog Semiconductor plc (A)	243	5,020

		19,975

Hong Kong – 2.5%
Cheung Kong (Holdings) Limited	684	11,150
New World Development Company Limited	2,086	3,685

		14,835

Israel – 1.3%
Bezeq - Israel Telecommunication Corp., Ltd. (The)	2,598	7,702

Italy – 2.1%
Mediaset S.p.A.	861	5,474
Tenaris S.A.	290	7,111

		12,585

Japan – 14.5%
Hitachi Construction Machinery Co., Ltd.	256	6,413
Honda Motor Co., Ltd.	141	5,282
JGC Corporation	369	8,637
Mitsubishi Corporation	612	17,000
Mitsubishi Electric Corporation	808	9,539
Nihon Densan Kabushiki Kaisha	68	5,921
Nissin Kogyo Co., Ltd.	580	9,982
Softbank Corp.	286	11,411
Sumitomo Corporation	481	6,874
Suzuki Motor Corporation	254	5,686

		86,745

Mexico – 1.0%
Grupo Modelo, S.A.B. de C.V., Series C	980	5,890

Netherlands – 2.3%
Fugro N.V.	83	7,337
Koninklijke Ahold N.V.	482	6,471

		13,808

Singapore – 2.1%
CapitaCommercial Trust	5,329	5,876
Singapore Airlines Limited	625	6,784

		12,660

Sweden – 1.3%
Telefonaktiebolaget LM Ericsson, B Shares	609	7,851

Switzerland – 5.5%
ABB Ltd	302	7,260
Credit Suisse Group AG, Registered Shares	238	10,117
Syngenta AG	28	9,083
TEMENOS Group AG (A)	168	6,360

		32,820

Taiwan – 3.8%
High Tech Computer Corp.	145	5,663
Hon Hai Precision Ind. Co., Ltd.	1,951	6,834
Taiwan Semiconductor Manufacturing Company Ltd.	4,186	10,049

		22,546

United Kingdom – 11.0%
Barclays plc	1,139	5,070
Barclays plc (B)	733	3,265
BG Group plc	304	7,564
HSBC Holdings plc	677	6,962
Invensys plc, ADR	1,075	5,953
Prudential plc	735	8,327
Unilever plc	504	15,350
Vodafone Group plc	2,148	6,083
Xstrata plc	321	7,499

		66,073

TOTAL COMMON STOCKS – 90.2%		$540,716
(Cost: $476,959)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 6.2%
Air Products and Chemicals, Inc.,
0.190%, 4–26–11	$5,000	4,999
Caterpillar Financial Services Corporation,
0.000%, 4–1–11	7,000	7,000
Corporacion Andina de Fomento,
0.210%, 4–25–11	10,000	9,999

Kellogg Co., 0.240%, 4–25–11	5,000	4,999
Prudential Funding LLC, 0.000%, 4–1–11	3,234	3,234
Unilever Capital Corporation, 0.140%, 4–14–11	7,000	7,000

		37,231

Commercial Paper (backed by irrevocable letter of credit) (C) – 2.4%
American Honda Finance Corp. (Honda Motor Co.), 0.190%, 4–21–11	7,396	7,395
COFCO Capital Corp. (Rabobank Nederland), 0.230%, 4–14–11	7,000	6,999

		14,394

Master Note – 0.5%
Toyota Motor Credit Corporation, 0.127%, 4–1–11 (D)	3,363	3,363

Municipal Obligations - Taxable – 0.3%
NYC GO Bonds, Fiscal 2006 Ser E (Bank of America, N.A.), 0.240%, 4–1–11 (D)	1,500	1,500

TOTAL SHORT-TERM SECURITIES – 9.4%		$56,488
(Cost: $56,488)

TOTAL INVESTMENT SECURITIES – 99.6%		$597,204
(Cost: $533,447)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		2,294

NET ASSETS – 100.0%		$599,498

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$540,716	$—	$—
Short-Term Securities	—	56,488	—
Total	$540,716	$56,488	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the total value of these securities amounted to $13,992 or 2.3% of net assets.

(C)	Rate shown is the yield to maturity at March 31, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date the variable rate resets.

The following acronym is used throughout this schedule:

ADR	= American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$533,597
Gross unrealized appreciation	73,318
Gross unrealized depreciation	(9,711)
Net unrealized appreciation	$63,607

SCHEDULE OF INVESTMENTS
International Growth (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 4.4%
Coca-Cola Amatil Limited	147	$1,781
David Jones Limited	734	3,607
Orica Limited	129	3,512
Telstra Corporation Limited	2,281	6,654

		15,554

Canada – 1.3%
Canadian Natural Resources Limited	94	4,643

China – 5.0%
Baidu.com, Inc., ADR (A)	16	2,233
SINA Corporation (A)	53	5,661
Tingyi Holding Corp.	1,264	3,091
Wynn Macau, Limited	2,367	6,603

		17,588

Denmark – 1.0%
PANDORA Holding A/S (A)(B)	68	3,450

France – 8.2%
Danone	82	5,373
Pinault-Printemps-Redoute S.A.	39	5,928
Safran	103	3,645
Technip-Coflexip	43	4,616
Vinci	145	9,080

		28,642

Germany – 11.9%
adidas AG	96	6,028
Bayer AG	93	7,197
DaimlerChrysler AG, Registered Shares	50	3,526
Fresenius SE & Co. KGaA	76	7,062
Linde AG	35	5,475
MTU Aero Engines Holding AG	48	3,238
Qiagen N.V. (A)	275	5,508
Siemens AG	27	3,735

		41,769

Hong Kong – 3.0%
Cheung Kong (Holdings) Limited	357	5,820
Yue Yuen Industrial (Holdings) Limited	1,449	4,610

		10,430

India – 1.9%
Infrastructure Development Finance Company Limited	445	1,542
Infrastructure Development Finance Company Limited (B)	453	1,570
Larsen & Toubro Limited	99	3,651

		6,763

Italy – 3.8%
Saipem S.p.A.	101	5,362
Tenaris S.A.	321	7,883

		13,245

Japan – 11.5%
Canon Inc.	71	3,081
Honda Motor Co., Ltd.	131	4,903
JGC Corporation	266	6,226
KONAMI Corporation	215	3,971
Mitsubishi Corporation	225	6,232
Mitsubishi Electric Corporation	322	3,801
Mitsui & Co., Ltd.	289	5,186
Nintendo Co., Ltd.	11	3,053
Nissin Kogyo Co., Ltd.	237	4,072

		40,525

Mexico – 1.2%
Grupo Modelo, S.A.B. de C.V., Series C	710	4,270

Netherlands – 0.9%
ASML Holding N.V., Ordinary Shares	72	3,176

Norway – 1.4%
Seadrill Limited	137	4,961

Spain – 2.3%
Tecnicas Reunidas, S.A.	67	4,054
Telefonica, S.A.	161	4,024

		8,078

Sweden – 1.4%
Telefonaktiebolaget LM Ericsson, B Shares	378	4,874

Switzerland – 10.4%
ABB Ltd	235	5,634
Credit Suisse Group AG, Registered Shares	77	3,262
Nestle S.A., Registered Shares	127	7,271
Swatch Group Ltd (The), Bearer Shares	6	2,609
Swiss Reinsurance Company, Registered Shares	96	5,511
Syngenta AG	19	6,311
TEMENOS Group AG (A)	157	5,953

		36,551

Taiwan – 1.7%
Hon Hai Precision Ind. Co., Ltd.	1,667	5,839

United Kingdom – 17.9%
Barclays plc	688	3,062
BG Group plc	71	1,778
British American Tobacco plc	224	8,986
Capita Group plc (The)	375	4,473
Diageo plc	312	5,929
GlaxoSmithKline plc	269	5,127
Meggitt plc	619	3,406
Prudential plc	302	3,420
Rio Tinto plc	55	3,890
Serco Group plc	497	4,452
tesco plc	568	3,471
Virgin Media Inc.	125	3,486
Vodafone Group plc	2,318	6,562
Xstrata plc	193	4,503

		62,545

United States – 4.9%
Apple Inc. (A)	20	6,823
QUALCOMM Incorporated	77	4,199
Schlumberger Limited	66	6,139

		17,161

TOTAL COMMON STOCKS – 94.1%		$330,064
(Cost: $284,094)

SHORT-TERM SECURITIES	Principal
Commercial Paper (backed by irrevocable letter of credit) (C) – 2.1%
Avon Capital Corp. (Avon Products, Inc.), 0.240%, 4–7–11	$2,500	2,500

John Deere Credit Limited (John Deere Capital Corporation), 0.180%, 4–12–11	5,000	5,000

		7,500

Master Note – 1.4%
Toyota Motor Credit Corporation, 0.127%, 4–1–11 (D)	4,905	4,905

TOTAL SHORT-TERM SECURITIES – 3.5%		$12,405
(Cost: $12,405)

TOTAL INVESTMENT SECURITIES – 97.6%		$342,469
(Cost: $296,499)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.4%		8,557

NET ASSETS – 100.0%		$351,026

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$330,064	$—	$—
Short-Term Securities	—	12,405	—
Total	$330,064	$12,405	$—
Swap Agreements	$—	$2,017	$—
Liabilities
Swap Agreements	$—	$69	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

The following total return swap agreements were outstanding at March 31, 2011:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Appreciation
UBS AG, London	$541	Sany Heavy Industry Co., Ltd.	4-21-11	USD LIBOR + 0.700%	$233
UBS AG, London	2,076	Sany Heavy Industry Co., Ltd.	4-25-11	USD LIBOR + 0.700%	894
UBS AG, London	2,066	Sany Heavy Industry Co., Ltd.	4-26-11	USD LIBOR + 0.700%	890
UBS AG, London	3,308	Ping An Insurance (Group) Company of China, Ltd.	4-26-11	USD LIBOR + 0.700%	(69)
					$1,948

#	The Fund pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the total value of these securities amounted to $5,020 or 1.4% of net assets.

(C)	Rate shown is the yield to maturity at March 31, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$296,769
Gross unrealized appreciation	51,416
Gross unrealized depreciation	(5,716)
Net unrealized appreciation	$45,700

SCHEDULE OF INVESTMENTS Limited-Term Bond (in thousands)	MARCH 31, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Air Freight & Logistics – 1.0%
FedEx Corporation,
7.375%, 1–15–14	$1,500	$1,702

Airlines – 0.6%
Southwest Airlines Co.,
6.500%, 3–1–12	1,000	1,046

Brewers – 1.2%
Anheuser-Busch InBev S.A.,
2.500%, 3–26–13	2,000	2,039

Cable & Satellite – 2.7%
DirecTV Holdings LLC and DirecTV Financing Co.,
7.625%, 5–15–16	2,000	2,206
Time Warner Cable Inc.,
5.400%, 7–2–12	2,000	2,102

		4,308

Computer & Electronics Retail – 0.6%
Best Buy Co., Inc.,
6.750%, 7–15–13	1,000	1,093

Consumer Finance – 1.2%
American Express Credit Corporation,
2.750%, 9–15–15	2,000	1,961

Data Processing & Outsourced Services – 1.0%
Western Union Company (The),
6.500%, 2–26–14	1,500	1,666

Diversified Banks – 4.1%
Bank of New York Mellon Corporation (The),
1.500%, 1–31–14	2,000	1,993
Bank of Nova Scotia (The),
2.375%, 12–17–13	1,500	1,529
Barclays Bank plc,
2.375%, 1–13–14	1,500	1,507
Wells Fargo & Company,
3.676%, 6–15–16 (A)	2,000	2,009

		7,038

Diversified Capital Markets – 0.6%
Deutsche Bank AG,
3.250%, 1–11–16	1,000	1,003

Diversified Chemicals – 1.2%
E.I. du Pont de Nemours and Company,
2.750%, 4–1–16	2,000	1,984

Electric Utilities – 4.9%
Carolina Power & Light Company,
5.125%, 9–15–13	2,000	2,169
Great Plains Energy Incorporated,
2.750%, 8–15–13	2,000	2,023
National Rural Utilities Cooperative Finance Corporation:
1.125%, 11–1–13	1,000	991
1.900%, 11–1–15	1,000	965
Oncor Electric Delivery Company LLC:
6.375%, 5–1–12	1,000	1,050
5.950%, 9–1–13	1,000	1,090

		8,288

Environmental & Facilities Services – 1.3%
Waste Management, Inc.,
6.375%, 11–15–12	2,050	2,221

Health Care Services – 1.5%
Medco Health Solutions, Inc.,
2.750%, 9–15–15	500	494
Quest Diagnostics Incorporated,
3.200%, 4–1–16	2,000	1,985

		2,479

Industrial Conglomerates – 0.6%
General Electric Capital Corporation,
3.750%, 11–14–14	1,000	1,041

Industrial Machinery – 1.0%
Illinois Tool Works Inc.,
5.150%, 4–1–14	1,500	1,651

Integrated Telecommunication Services – 3.2%
AT&T Inc.,
4.950%, 1–15–13	2,000	2,129
Deutsche Telekom International Finance B.V.,
4.875%, 7–8–14	1,000	1,081
Verizon Communications Inc.,
3.000%, 4–1–16	2,250	2,235

		5,445

Investment Banking & Brokerage – 0.6%
Morgan Stanley,
4.100%, 1–26–15	1,000	1,025

Life & Health Insurance – 1.5%
MetLife Global Funding I,
2.500%, 9–29–15 (B)	1,500	1,458
Prudential Financial, Inc.,
4.750%, 9–17–15	1,000	1,063

		2,521

Movies & Entertainment – 0.9%
Walt Disney Company (The),
4.700%, 12–1–12	1,500	1,593

Oil & Gas Exploration & Production – 1.2%
EOG Resources, Inc.,
2.500%, 2–1–16	2,000	1,950

Oil & Gas Storage & Transportation – 2.2%
DCP Midstream Operating, LP,
3.250%, 10–1–15	1,500	1,467
Sunoco Logistics Partners Operations L.P.,
8.750%, 2–15–14	2,000	2,266

		3,733

Other Diversified Financial Services – 2.3%
Bank of America Corporation,
3.625%, 3–17–16	2,000	1,968
JPMorgan Chase & Co.,
1.650%, 9–30–13	2,000	1,995

		3,963

Packaged Foods & Meats – 3.1%
General Mills, Inc.,
5.250%, 8–15–13	2,000	2,171
Kellogg Company,
6.600%, 4–1–11	1,000	1,000
Kraft Foods Inc.,
2.625%, 5–8–13	2,000	2,046

		5,217

Pharmaceuticals – 0.8%
Roche Holdings Ltd,
5.000%, 3–1–14 (B)	1,270	1,383

Property & Casualty Insurance – 1.2%
Fidelity National Financial, Inc.,
6.600%, 5–15–17	2,000	2,067

Regional Banks – 0.6%
PNC Funding Corp,
4.250%, 9–21–15	1,000	1,050

Semiconductors – 1.0%
Broadcom Corporation,
1.500%, 11–1–13 (B)	1,669	1,653

TOTAL CORPORATE DEBT SECURITIES – 42.1%		$71,120
(Cost: $71,488)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.8%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C,
5.260%, 10–1–18	1,250	1,369

North Carolina – 1.2%
Charlotte-Mecklenburg Hosp Auth, Taxable Spl Oblig Bonds, Ser 2003,
5.000%, 8–1–13	2,000	2,105

Rhode Island – 1.3%
Providence Hlth & Svc Oblig Group, Direct Oblig Notes, Ser 2009A,
5.050%, 10–1–14	2,000	2,152

TOTAL MUNICIPAL BONDS - TAXABLE – 3.3%		$5,626
(Cost: $5,703)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 11.3%
Federal Home Loan Bank:
1.750%, 9–22–14	3,000	3,001
1.750%, 9–11–15	2,000	1,961
3.500%, 3–22–16	2,000	2,070
Federal National Mortgage Association:
1.125%, 9–27–13	2,000	1,990
1.150%, 4–14–14	3,000	2,951
2.375%, 7–28–15	2,000	2,018
2.000%, 8–24–15	2,000	1,968
1.725%, 9–14–15	2,000	1,959
2.000%, 12–30–15	1,000	972

		18,890

Mortgage–Backed Obligations – 24.1%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 10–1–20	1,648	1,742
5.500%, 12–1–24	4,595	4,976
5.000%, 7–1–25	1,005	1,070
Federal National Mortgage Association Agency REMIC/CMO:
3.000%, 3–15–25	1,938	1,922
4.000%, 4–15–25	2,946	3,070
4.000%, 5–25–39	1,321	1,371
3.000%, 11–25–39	1,817	1,833
4.000%, 11–25–39	2,730	2,849
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.000%, 8–1–18	4,179	4,369
5.000%, 12–1–19	1,180	1,262
5.500%, 10–1–21	3,954	4,296
5.500%, 11–1–22	1,508	1,638
5.000%, 11–1–23	2,028	2,156
5.000%, 4–1–24	1,136	1,211
5.000%, 5–1–28	1,642	1,733
5.000%, 9–1–33	2,118	2,230
Government National Mortgage Association Agency REMIC/CMO,
4.000%, 10–16–32	2,975	3,089

		40,817

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 35.4%		$59,707
(Cost: $60,041)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 12.5%
United States Treasury Notes:
0.750%, 8–15–13	6,000	5,965
2.375%, 8–31–14	10,000	10,284
1.250%, 8–31–15	5,000	4,839

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 12.5%		$21,088
(Cost: $21,358)

SHORT-TERM SECURITIES
Commercial Paper (C) – 6.0%
Bemis Company, Inc.,
0.310%, 4–27–11	3,000	2,999
Kellogg Co.,
0.280%, 4–28–11	5,000	4,999
Prudential Funding LLC,
0.000%, 4–1–11	2,103	2,103

		10,101

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.127%, 4–1–11 (D)	146	146

TOTAL SHORT-TERM SECURITIES – 6.1%		$10,247
(Cost: $10,247)

TOTAL INVESTMENT SECURITIES – 99.4%		$167,788
(Cost: $168,837)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		965

NET ASSETS – 100.0%		$168,753

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$71,120	$—
Municipal Bonds	—	5,626	—
United States Government Agency Obligations	—	59,707	—
United States Government Obligations	—	21,088	—
Short-Term Securities	—	10,247	—
Total	$—	$167,788	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the total value of these securities amounted to $4,494 or 2.7% of net assets.

(C)	Rate shown is the yield to maturity at March 31, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$168,837
Gross unrealized appreciation	185
Gross unrealized depreciation	(1,234)
Net unrealized depreciation	$(1,049)

SCHEDULE OF INVESTMENTS Micro Cap Growth (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 1.8%
MDC Partners Inc., Class A	39	$656
ReachLocal, Inc. (A)	19	380

		1,036

Air Freight & Logistics – 0.7%
Pacer International, Inc. (A)	80	419

Apparel Retail – 0.4%
Citi Trends Inc. (A)	11	247

Apparel, Accessories & Luxury Goods – 0.9%
China Xiniya Fashion Limited, ADR (A)	15	76
Volcom, Inc.	22	411

		487

Application Software – 5.3%
Callidus Software Inc. (A)	114	784
ClickSoftware Technologies Ltd. (A)	25	213
NetScout Systems, Inc. (A)	40	1,095
RealPage, Inc. (A)	33	904

		2,996

Automotive Retail – 0.4%
Lentuo International Inc., ADR (A)	43	210

Biotechnology – 1.0%
ArQule, Inc. (A)	31	222
Idenix Pharmaceuticals, Inc. (A)	55	183
Nanosphere, Inc. (A)	56	183

		588

Broadcasting – 2.2%
Global Traffic Network, Inc. (A)	99	1,232

Catalog Retail – 1.1%
ValueVision Media, Inc. (A)	93	591

Communications Equipment – 3.4%
Blue Coat Systems, Inc. (A)	19	529
Ixia (A)	36	578
Meru Networks, Inc. (A)	13	272
Procera Networks, Inc. (A)	54	552

		1,931

Computer Storage & Peripherals – 1.7%
OCZ Technology Group, Inc. (A)	117	941

Construction & Farm Machinery & Heavy Trucks – 5.2%
Commercial Vehicle Group, Inc. (A)	36	648
Wabash National Corporation (A)	59	678
Westport Innovations Inc. (A)	72	1,586

		2,912

Consumer Electronics – 0.4%
SGOCO Technology Ltd. (A)	54	199

Consumer Finance – 0.9%
Imperial Holdings, Inc. (A)	48	485

Distillers & Vintners – 0.5%
China New Borun Corporation, ADR (A)	27	296

Education Services – 1.6%
ChinaCast Education Corporation (A)	36	225
Grand Canyon Education, Inc. (A)	46	673

		898

Electrical Components & Equipment – 0.1%
China Electric Motor, Inc. (A)	30	50

Electronic Components – 0.5%
BCD Semiconductor Manufacturing Limited, ADR (A)	33	288

Electronic Equipment & Instruments – 1.0%
FARO Technologies, Inc. (A)	14	568

Electronic Manufacturing Services – 1.4%
eMagin Corporation (A)	20	144
Fabrinet (A)	19	384
Maxwell Technologies, Inc. (A)	15	257

		785

Fertilizers & Agricultural Chemicals – 0.6%
Yongye Biotechnology International, Inc. (A)	55	339

Food Retail – 0.6%
Fresh Market, Inc. (The) (A)	8	317

General Merchandise Stores – 1.2%
Gordmans Stores, Inc. (A)	39	693

Health Care Equipment – 3.0%
ABIOMED, Inc. (A)	42	612
Spectranetics Corporation (The) (A)	102	481
Synovis Life Technologies, Inc. (A)	30	583

		1,676

Health Care Services – 1.2%
ExamWorks Group, Inc. (A)	30	674

Health Care Supplies – 1.6%
Quidel Corporation (A)	53	630
Rochester Medical Corporation (A)	25	284

		914

Health Care Technology – 0.7%
Omnicell, Inc. (A)	25	376

Home Furnishings – 0.7%
Kid Brands, Inc. (A)	51	372

Household Appliances – 0.5%
Deer Consumer Products, Inc.	35	257

Human Resource & Employment Services – 1.1%
On Assignment, Inc. (A)	64	605

Industrial Machinery – 0.6%
Shengkai Innovations, Inc. (A)	82	324

Internet Software & Services – 14.1%
Constant Contact, Inc. (A)	20	701
Envestnet, Inc. (A)	37	500
IntraLinks Holdings, Inc. (A)	45	1,201
Keynote Systems, Inc.	32	592
KIT digital, Inc. (A)	105	1,261
Liquidity Services, Inc. (A)	27	488
LoopNet, Inc. (A)	15	218
MediaMind Technologies Inc. (A)	45	627
SciQuest, Inc. (A)	30	428
SPS Commerce, Inc. (A)	53	822
Vocus, Inc. (A)	14	372
Website Pros, Inc. (A)	44	635

		7,845

IT Consulting & Other Services – 2.6%
Camelot Information Systems Inc., ADR (A)	15	246
HiSoft Technology International Limited, ADR (A)	19	361
InterXion Holding N.V. (A)	19	250
ServiceSource International, LLC (A)	12	143
Virtusa Corporation (A)	25	460

		1,460

Managed Health Care – 0.9%
Molina Healthcare, Inc. (A)	13	516

Movies & Entertainment – 1.7%
Rentrak Corporation (A)	35	945

Multi-Line Insurance – 0.8%
Fortegra Financial Corporation (A)	43	488

Oil & Gas Drilling – 1.2%
Pioneer Drilling Company (A)	50	696

Oil & Gas Equipment & Services – 3.9%
Basic Energy Services, Inc. (A)	41	1,056
Natural Gas Services Group, Inc. (A)	23	403
RigNet, Inc. (A)	37	667

		2,126

Oil & Gas Exploration & Production – 0.8%
Triangle Petroleum Corporation (A)	52	431

Oil & Gas Refining & Marketing – 0.3%
China Integrated Energy, Inc. (A)	76	194

Pharmaceuticals – 7.2%
BioMimetic Therapeutics, Inc. (A)	44	574
NuPathe Inc. (A)	41	319
Obagi Medical Products, Inc. (A)	61	766
Pacira Pharamaceuticals, Inc. (A)	64	454
Questcor Pharmaceuticals, Inc. (A)	107	1,545
SuperGen, Inc. (A)	109	339

		3,997

Research & Consulting Services – 1.2%
Mistras Group, Inc. (A)	39	675

Restaurants – 3.1%
BJ’s Restaurants, Inc. (A)	18	715
Bravo Brio Restaurant Group, Inc. (A)	21	363
California Pizza Kitchen, Inc. (A)	5	88
McCormick & Schmick’s Seafood Restaurants, Inc. (A)	23	165
Red Robin Gourmet Burgers, Inc. (A)	16	436

		1,767

Semiconductor Equipment – 1.2%
Nanometrics Incorporated (A)	36	657

Semiconductors – 4.6%
ANADIGICS, Inc. (A)	66	295
Diodes Incorporated (A)	14	490
Inphi Corporation (A)	14	288
Mellanox Technologies, Ltd. (A)	18	444
O2Micro International Limited (A)	50	379
Pericom Semiconductor Corporation (A)	35	363
RDA Microelectronics, Inc., ADR (A)	24	344

		2,603

Soft Drinks – 0.9%
Primo Water Corporation (A)	43	522

Specialized Finance – 0.6%
GAIN Capital Holdings, Inc. (A)	41	311

Steel – 0.3%
China Gerui Advanced Materials Group Limited (A)	33	156

Systems Software – 3.6%
OPNET Technologies, Inc.	30	1,174
Radiant Systems, Inc. (A)	22	391
Velti plc (A)	36	449

		2,014

Trading Companies & Distributors – 2.6%
CAI International, Inc. (A)	26	675
DXP Enterprises, Inc. (A)	34	780

		1,455

Trucking – 4.4%
Celadon Group, Inc. (A)	48	783
Marten Transport, Ltd.	35	769
Roadrunner Transportation Systems, Inc. (A)	33	494
Vitran Corporation Inc., Class A (A)	31	434

		2,480

TOTAL COMMON STOCKS – 98.3%		$55,044
(Cost: $44,044)

SHORT-TERM SECURITIES – 3.7%	Principal
Master Note
Toyota Motor Credit Corporation,
0.127%, 4–1–11 (B)	$2,065	$2,065

(Cost: $2,065)

TOTAL INVESTMENT SECURITIES – 102.0%		$57,109
(Cost: $46,109)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.0%)		(1,107)

NET ASSETS – 100.0%		$56,002

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Industrials	$8,870	$—	$50
Other Sectors	46,124	—	—
Total Common Stocks	$54,994	$—	$50
Short-Term Securities	—	2,065	—
Total	$54,994	$2,065	$50

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Common Stocks
Beginning Balance 1-1-11	$—
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3 during the period	50
Transfers out of Level 3 during the period	—
Ending Balance 3-31-11	$50
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-11	$(86)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$46,523
Gross unrealized appreciation	13,954
Gross unrealized depreciation	(3,368)
Net unrealized appreciation	$10,586

SCHEDULE OF INVESTMENTS Mid Cap Growth (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 1.1%
Triumph Group, Inc.	19	$1,698

Air Freight & Logistics – 2.5%
C.H. Robinson Worldwide, Inc.	18	1,331
Expeditors International of Washington, Inc.	53	2,637

		3,968

Apparel, Accessories & Luxury Goods – 2.4%
Columbia Sportswear Company	24	1,402
lululemon athletica inc. (A)	27	2,374

		3,776

Application Software – 4.8%
ANSYS, Inc. (A)	37	2,008
Solera Holdings, Inc.	51	2,604
SuccessFactors, Inc. (A)(B)	80	3,138

		7,750

Auto Parts & Equipment – 2.7%
BorgWarner Inc. (A)	39	3,093
Gentex Corporation	45	1,364

		4,457

Automotive Retail – 2.3%
CarMax, Inc. (A)	113	3,622

Biotechnology – 0.0%
Vertex Pharmaceuticals Incorporated (A)	1	65

Communications Equipment – 1.0%
Acme Packet, Inc. (A)	23	1,632

Construction & Engineering – 2.2%
Quanta Services, Inc. (A)	154	3,455

Construction Materials – 0.8%
Martin Marietta Materials, Inc.	14	1,246

Consumer Electronics – 2.1%
Harman International Industries, Incorporated	70	3,296

Consumer Finance – 1.7%
Discover Financial Services	110	2,654

Data Processing & Outsourced Services – 3.7%
Fiserv, Inc. (A)	38	2,383
Paychex, Inc.	114	3,580

		5,963

Department Stores – 1.0%
Nordstrom, Inc.	36	1,622

Distillers & Vintners – 1.7%
Brown-Forman Corporation, Class B	42	2,863

Electrical Components & Equipment – 3.0%
Acuity Brands, Inc.	21	1,243
Polypore International, Inc. (A)	29	1,678
Roper Industries, Inc.	21	1,833

		4,754

Electronic Manufacturing Services – 1.2%
Trimble Navigation Limited (A)	39	1,976

Environmental & Facilities Services – 1.0%
Stericycle, Inc. (A)	18	1,569

Food Retail – 1.2%
Whole Foods Market, Inc.	29	1,908

Health Care Distributors – 2.0%
Henry Schein, Inc. (A)	47	3,263

Health Care Equipment – 5.1%
Gen-Probe Incorporated (A)	12	793
IDEXX Laboratories, Inc. (A)	19	1,483
Intuitive Surgical, Inc. (A)	5	1,534
Varian Medical Systems, Inc. (A)	62	4,220

		8,030

Health Care Services – 1.2%
Accretive Health, Inc. (A)	72	2,004

Health Care Technology – 1.6%
Cerner Corporation (A)	23	2,591

Homefurnishing Retail – 1.4%
Williams-Sonoma, Inc.	56	2,260

Hotels, Resorts & Cruise Lines – 2.5%
Orient-Express Hotels Ltd. (A)	120	1,481
Wyndham Worldwide Corporation	79	2,520

		4,001

Human Resource & Employment Services – 1.3%
Manpower Inc.	34	2,166

Industrial Gases – 0.5%
Airgas, Inc.	13	837

Industrial Machinery – 3.9%
Donaldson Company, Inc.	30	1,851
IDEX Corporation	72	3,128
Kaydon Corporation	38	1,476

		6,455

Insurance Brokers – 1.3%
Arthur J. Gallagher & Co.	71	2,158

Internet Retail – 1.1%
Netflix, Inc. (A)	8	1,827

Internet Software & Services – 1.1%
DealerTrack Holdings, Inc. (A)	78	1,799

Investment Banking & Brokerage – 1.4%
Greenhill & Co., Inc.	34	2,263

IT Consulting & Other Services – 0.5%
Teradata Corporation (A)	16	788

Oil & Gas Drilling – 2.6%
Patterson-UTI Energy, Inc.	141	4,129

Oil & Gas Equipment & Services – 2.2%
Dresser-Rand Group Inc. (A)	65	3,496

Oil & Gas Exploration & Production – 3.6%
Continental Resources, Inc. (A)	25	1,772
Noble Energy, Inc.	16	1,590
Ultra Petroleum Corp. (A)	50	2,475

		5,837

Packaged Foods & Meats – 1.2%
Mead Johnson Nutrition Company	32	1,874

Publishing – 1.9%
Meredith Corporation	88	2,985

Real Estate Management & Development – 2.0%
CB Richard Ellis Group, Inc., Class A (A)	121	3,229

Regional Banks – 6.0%
First Horizon National Corporation	84	945
First Republic Bank (A)	52	1,609
Huntington Bancshares Incorporated	240	1,593
Signature Bank (A)	57	3,198
SVB Financial Group (A)	8	461
TCF Financial Corporation	117	1,854

		9,660

Restaurants – 1.2%
Chipotle Mexican Grill, Inc., Class A (A)	7	2,002

Semiconductor Equipment – 2.2%
Lam Research Corporation (A)	64	3,612

Semiconductors – 5.2%
Linear Technology Corporation	61	2,065
Microchip Technology Incorporated	113	4,294
Semtech Corporation (A)	71	1,779

		8,138

Specialized Finance – 1.0%
CME Group Inc.	5	1,610

Specialty Chemicals – 1.5%
RPM International Inc.	100	2,384

Specialty Stores – 2.3%
PetSmart, Inc.	67	2,723
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	19	893

		3,616

Trading Companies & Distributors – 3.0%
Fastenal Company	75	4,840

TOTAL COMMON STOCKS – 97.2%		$156,128
(Cost: $119,479)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 2.7%
McCormick & Co. Inc., 0.000%, 4–1–11	$1,500	1,500
Prudential Funding LLC, 0.000%, 4–1–11	2,853	2,853

		4,353

Master Note – 1.1%
Toyota Motor Credit Corporation, 0.127%, 4–1–11 (D)	1,826	1,826

TOTAL SHORT-TERM SECURITIES – 3.8%		$6,179
(Cost: $6,179)

TOTAL INVESTMENT SECURITIES – 101.0%		$162,307
(Cost: $125,658)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0%)		(1,685)

NET ASSETS – 100.0%		$160,622

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$156,128	$—	$—
Short-Term Securities	—	6,179	—
Total	$156,128	$6,179	$—
Liabilities
Written Options	$82	$—	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities serve as cover or collateral for the following written options outstanding at March 31, 2011:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value
SuccessFactors, Inc.	Goldman, Sachs & Company	—*	May 2011	$39.00	$66	$(81)

Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value
Teradata Corporation	Goldman, Sachs & Company	—*	April 2011	$45.00	$15	$(1)

*	Not shown due to rounding.

(C)	Rate shown is the yield to maturity at March 31, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$125,740

Gross unrealized appreciation	37,478
Gross unrealized depreciation	(911)

Net unrealized appreciation	$36,567

SCHEDULE OF INVESTMENTS Money Market (in thousands)	MARCH 31, 2011 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Commercial Paper (A)
Corporacion Andina de Fomento:
0.180%, 4–7–11	$3,000	$3,000
0.210%, 4–25–11	800	800
0.240%, 5–9–11	3,300	3,299
0.780%, 12–7–11	2,000	1,989
Danaher Corporation, 0.190%, 4–18–11	2,593	2,593
John Deere Capital Corporation, 0.190%, 4–26–11	7,038	7,037
Sara Lee Corporation, 0.000%, 4–1–11	914	914
Sonoco Products Co., 0.000%, 4–1–11	910	910
Wisconsin Electric Power Co., 0.170%, 4–7–11	3,028	3,028

Total Commercial Paper – 12.7%		23,570
Commercial Paper (backed by irrevocable letter of credit) (A)
American Honda Finance Corp. (Honda Motor Co.),
0.190%, 4–21–11	4,182	4,181
Axis Bank Limited (Bank of America, N.A.),
0.590%, 4–19–11	1,600	1,599
COFCO Capital Corp. (Rabobank Nederland):
0.230%, 4–14–11	4,600	4,600
0.240%, 5–3–11	4,550	4,549
ICICI Bank Limited (Bank of America, N.A.):
0.540%, 6–15–11	4,500	4,495
0.650%, 9–16–11	3,500	3,489
John Deere Credit Limited (John Deere Capital Corporation),
0.200%, 4–14–11	1,447	1,447
Novartis Securities Investment Ltd. (Novartis AG),
0.210%, 5–9–11	3,500	3,499
River Fuel Trust #1 (Bank of Nova Scotia),
0.270%, 4–29–11	9,000	8,998
Straight-A Funding, LLC (Federal Financing Bank),
0.220%, 5–10–11	1,566	1,566

Total Commercial Paper (backed by irrevocable letter of credit) – 20.7%		38,423
Notes
Bank of America Corporation,
5.375%, 8–15–11	1,000	1,017
Bank of America, N.A.,
0.603%, 4–26–11 (B)	1,300	1,300
Citigroup Inc.:
0.404%, 5–18–11 (B)	4,000	3,990
0.434%, 6–16–11 (B)	820	818
5.100%, 9–29–11	1,799	1,835
5.250%, 2–27–12	955	992
General Electric Capital Corporation,
0.493%, 5–23–11 (B)	930	931
Kimberly-Clark Corporation,
4.428%, 12–19–11	2,000	2,053
Merck & Co., Inc.,
1.875%, 6–30–11	1,000	1,004
Rabobank Nederland,
0.454%, 5–16–11 (B)	1,000	1,000

Royal Bank of Scotland plc (The),
0.718%, 4–28–11 (B)	5,300	5,300
Toyota Motor Credit Corporation,
0.380%, 4–1–11 (B)	4,000	4,000
Wachovia Corporation,
0.461%, 6–1–11 (B)	1,400	1,401

Total Notes – 13.8%		25,641
Notes (backed by irrevocable letter of credit)
American Honda Finance Corp. (Honda Motor Co.),
2.810%, 6–2–11 (B)	400	402
BellSouth Corporation (AT&T Corp.),
4.295%, 4–26–11 (C)	4,800	4,812
IBM International Group Capital LLC (International Business Machines Corporation),
0.570%, 5–26–11 (B)	1,500	1,500
The Academy of the New Church, Taxable Var Rate Demand Bonds, Ser 2008 (Wachovia Bank, N.A.),
0.260%, 4–7–11 (B)	2,465	2,465
Trap Rock Industries, Inc., Taxable Var Rate Demand Bonds, Ser 2005 (Wells Fargo Bank, N.A.),
0.260%, 4–7–11 (B)	1,385	1,385
Washington Mutual Finance Corp. (Citigroup Inc.),
6.875%, 5–15–11	1,000	1,007

Total Notes (backed by irrevocable letter of credit) – 6.2%		11,571

TOTAL CORPORATE OBLIGATIONS – 53.4%		$99,205
(Cost: $99,205)

MUNICIPAL OBLIGATIONS
California – 4.7%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (Bank of America, N.A.),
0.240%, 4–1–11 (B)	2,400	2,400
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (JPMorgan Chase Bank, N.A.),
0.230%, 4–1–11 (B)	4,250	4,250
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (U.S. Bank, N.A.),
0.220%, 4–7–11 (B)	2,000	2,000

		8,650

Colorado – 5.7%
Castle Rock, CO, Var Rate Cert of Participation, Ser 2008 (Wells Fargo Bank, N.A.),
0.300%, 4–7–11 (B)	4,200	4,200
CO Hlth Fac Auth, Var Rate Rev Bonds (Exempla, Inc.), Ser 2009A (U.S. Bank, N.A.),
0.210%, 4–7–11 (B)	1,965	1,965
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (U.S. Bank, N.A.),
0.260%, 4–7–11 (B)	1,900	1,900

Exempla General Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Var Rate Rev Rfdg and Impvt Bonds, Ser 2002 (Wells Fargo Bank, N.A.),
0.240%, 4–7–11 (B)	250	250
Harvest Junction Metro Dist (Longmont, CO), Ltd Tax GO Var Rate Bonds, Ser 2006 (U.S. Bank N.A.),
0.300%, 4–7–11 (B)	1,105	1,105
Westminster Econ Dev Auth, CO, Tax Increment Var Rate Rev Rfdg Bonds (Mandalay Gardens Urban Renewal Proj), Ser 2009 (U.S. Bank N.A.),
0.300%, 4–7–11 (B)	1,145	1,145

		10,565

Florida – 3.8%
Cape Coral, FL (Bank of America, N.A.),
0.300%, 5–3–11	3,600	3,600
Pinellas Cnty Edu Fac Auth, Rfdg Prog Rev Bonds (Pooled Independent Higher Edu Institutions Loan Prog), Ser 1985 (Wachovia Bank, N.A.),
0.300%, 4–4–11	3,400	3,400

		7,000

Georgia – 5.0%
Dev Auth of Talbot Cnty, Incremental Taxable Indl Dev Rev Bonds (Junction City Mining Co, LLC Proj), Ser 2000 (Wachovia Bank, N.A.),
0.360%, 4–7–11 (B)	275	275
Muni Elec Auth of GA (Wells Fargo Bank, N.A.),
0.300%, 4–6–11	9,000	9,000

		9,275

Illinois – 3.9%
Elmurst, IL, Adj Demand Rev Bonds, Joint Commission on Accred of Hlthcare Org, Ser 1988 (JPMorgan Chase Bank, N.A.),
0.240%, 4–7–11 (B)	920	920
IL Fin Auth (Loyola Univ of Chicago Fin Prog), Commercial Paper Rev Notes (JPMorgan Chase Bank, N.A.):
0.260%, 4–5–11	5,300	5,300
0.260%, 5–3–11	700	700
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (JPMorgan Chase Bank, N.A.),
0.190%, 4–7–11 (B)	400	400

		7,320

Louisiana – 3.7%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (Air Products & Chemicals),
0.330%, 4–7–11 (B)	2,350	2,350
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (Bank of New York (The)),
0.210%, 4–7–11 (B)	1,750	1,750
Parish of St. Bernard, LA, Exempt Fac Var Rate Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (Exxon Mobil Corporation),
0.190%, 4–1–11 (B)	2,700	2,700

		6,800

Maryland – 0.5%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (Wachovia Bank, N.A.),
0.240%, 4–7–11 (B)	945	945

Massachusetts – 1.6%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (JPMorgan Chase Bank, N.A.),
0.240%, 4–7–11 (B)	3,000	3,000

Mississippi – 6.6%
MS Bus Fin Corp, Adj Mode Indl Dev Rev Bonds (Belk, Inc. Proj), Ser 2005 (Wachovia Bank, N.A.),
0.260%, 4–7–11 (B)	3,936	3,936
MS Bus Fin Corp, Gulf Opp Zone Indl Dev Var Rate Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (Chevron Corporation),
0.200%, 4–1–11 (B)	7,600	7,600
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj) (Chevron Corporation),
0.200%, 4–1–11 (B)	750	750

		12,286

Missouri – 0.7%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (JPMorgan Chase & Co.),
0.300%, 4–7–11 (B)	1,370	1,370

New York – 0.8%
NY Hsng Fin Agy, Related-Caroline Apartments Hsng Rev Bonds, Ser 2008A (Federal Home Loan Mortgage Corporation),
0.230%, 4–7–11 (B)	900	900
NYC Indl Dev Agy, Var Rate Demand Civic Fac Rfdg and Impvt Rev Bonds (Touro College Proj), Ser 2007 (JPMorgan Chase Bank, N.A.),
0.240%, 4–7–11 (B)	555	555

		1,455

Texas – 1.7%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (JPMorgan Chase & Co.),
0.250%, 4–7–11 (B)	1,000	1,000
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (Air Products and Chemicals, Inc.),
0.260%, 4–1–11 (B)	2,250	2,250

		3,250

Virginia – 0.5%
Peninsula Ports Auth of VA, Coal Terminal Rev Rfdg Bonds (Dominion Terminal Associates Proj), Ser 1987-A (U.S. Bank, N.A.),
0.260%, 4–5–11	1,000	1,000

Wisconsin – 0.4%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (JPMorgan Chase Bank, N.A.),
0.240%, 4–7–11 (B)	700	700

Wyoming – 0.4%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bds (Chevron U.S.A. Inc. Proj), Ser 1992 (Chevron Corporation),
0.200%, 4–1–11 (B)	750	750

TOTAL MUNICIPAL OBLIGATIONS – 40.0%		$74,366
(Cost: $74,366)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Defeased Loan Trust 2010-2 (United States Government),
1.040%, 8–13–11	1,707	1,706
Overseas Private Investment Corporation (United States Government):
0.230%, 4–7–11 (B)	2,667	2,667
0.230%, 4–7–11 (B)	2,048	2,048
0.230%, 4–7–11 (B)	1,983	1,983
0.230%, 4–7–11 (B)	1,584	1,584
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations),
0.560%, 4–15–11 (B)	1,803	1,803

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 6.3%		$11,791
(Cost: $11,791)

TOTAL INVESTMENT SECURITIES – 99.7%		$185,362
(Cost: $185,362)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		332

NET ASSETS – 100.0%		$185,694

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$99,205	$—
Municipal Obligations	—	74,366	—
United States Government Agency Obligations	—	11,791	—
Total	$—	$185,362	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

(A)	Rate shown is the yield to maturity at March 31, 2011.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets or the next demand date.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$185,362

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS
Real Estate Securities (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Diversified REITs – 5.8%
American Assets Trust, Inc.	4	$89
Cousins Properties Incorporated	26	213
PS Business Parks, Inc.	5	295
Retail Opportunity Investments Corp.	15	165
Vornado Realty Trust	13	1,163
Washington Real Estate Investment Trust	16	504

		2,429

Hotels, Resorts & Cruise Lines – 2.3%
Gaylord Entertainment Company (A)	15	507
Marriott International, Inc., Class A	8	286
Starwood Hotels & Resorts Worldwide, Inc.	3	174

		967

Industrial REITs – 6.5%
AMB Property Corporation	6	227
DuPont Fabros Technology, Inc.	17	420
First Potomac Realty Trust	42	660
ProLogis	87	1,391

		2,698

Office REITs – 17.3%
Alexandria Real Estate Equities, Inc.	11	873
BioMed Realty Trust, Inc.	44	827
Boston Properties, Inc.	16	1,546
Brandywine Realty Trust	22	271
Corporate Office Properties Trust	7	253
Digital Realty Trust, Inc.	21	1,233
Douglas Emmett, Inc.	22	404
Kilroy Realty Corporation	19	730
Mack-Cali Realty Corporation	6	217
SL Green Realty Corp.	12	880

		7,234

Real Estate Management & Development – 0.9%
CB Richard Ellis Group, Inc., Class A (A)	15	392

Real Estate Operating Companies – 3.9%
Brookfield Properties Corporation	62	1,099
Forest City Enterprises, Inc., Class A (A)	29	540

		1,639

Real Estate Services – 1.0%
Jones Lang LaSalle Incorporated	4	399

Residential REITs – 18.4%
American Campus Communities, Inc.	23	743
Associated Estates Realty Corporation	30	471
BRE Properties, Inc., Class A	13	604
Camden Property Trust	14	818
Campus Crest Communities, Inc.	5	60
Equity Lifestyle Properties, Inc.	8	484
Equity Residential	37	2,059
Essex Property Trust, Inc.	6	713
Home Properties, Inc.	11	637
Mid-America Apartment Communities, Inc.	10	623
UDR, Inc.	20	475

		7,687

Retail REITs – 22.3%
Acadia Realty Trust	33	620
Agree Realty Corporation	12	276
CBL & Associates Properties, Inc.	27	472
Developers Diversified Realty Corporation	44	620
Equity One, Inc.	32	591
Federal Realty Investment Trust	4	310
General Growth Properties, Inc.	53	820
Kite Realty Group Trust	5	25
Macerich Company (The)	25	1,257
National Retail Properties, Inc.	4	94
Regency Centers Corporation	11	487
Simon Property Group, Inc.	31	3,370
Weingarten Realty Investors	15	386

		9,328

Specialized REITs – 16.8%
Chesapeake Lodging Trust	12	211
DiamondRock Hospitality Company	62	696
HCP, Inc.	49	1,871
Health Care REIT, Inc.	18	933
Hersha Hospitality Trust	44	260
Host Hotels & Resorts, Inc.	61	1,070
LaSalle Hotel Properties	13	340
Nationwide Health Properties, Inc.	12	489
Pebblebrook Hotel Trust	15	332
Public Storage, Inc.	4	410
Sovran Self Storage, Inc.	7	265
Sunstone Hotel Investors, Inc. (A)	10	105
U-Store-It Trust	4	40

		7,022

Wireless Telecommunication Service – 1.5%
American Tower Corporation, Class A (A)	6	332
Crown Castle International Corp. (A)	7	289

		621

TOTAL COMMON STOCKS – 96.7%		$40,416
(Cost: $36,126)

PREFERRED STOCKS – 0.5%
Diversified REITs
CapLease, Inc., 8.125% Series A Cumulative	8	$191

(Cost: $176)

SHORT-TERM SECURITIES – 1.8%	Principal
Master Note
Toyota Motor Credit Corporation, 0.127%, 4–1–11 (B)	$761	$761

(Cost: $761)

TOTAL INVESTMENT SECURITIES – 99.0%		$41,368
(Cost: $37,063)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		438

NET ASSETS – 100.0%		$41,806

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$40,416	$—	$—
Preferred Stocks	191	—	—
Short-Term Securities	—	761	—
Total	$40,607	$761	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$37,282
Gross unrealized appreciation	5,543
Gross unrealized depreciation	(1,457)
Net unrealized appreciation	$4,086

SCHEDULE OF INVESTMENTS
Science and Technology (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products – 4.7%
Archer Daniels Midland Company	267	$9,614
Bunge Limited	102	7,378

		16,992

Application Software – 14.1%
ACI Worldwide, Inc. (A)	522	17,118
Aspen Technology, Inc. (A)	1,253	18,779
Lawson Software, Inc. (A)	1,232	14,909

		50,806

Biotechnology – 4.4%
Isis Pharmaceuticals, Inc. (A)	155	1,404
Vertex Pharmaceuticals Incorporated (A)	308	14,781

		16,185

Communications Equipment – 0.3%
InterDigital, Inc.	20	954

Computer Hardware – 4.7%
Apple Inc. (A)	49	17,039

Construction & Engineering – 0.5%
Insituform Technologies, Inc., Class A (A)	67	1,800

Consumer Finance – 0.6%
NetSpend Holdings, Inc. (A)	193	2,034

Data Processing & Outsourced Services – 13.2%
Alliance Data Systems Corporation (A)	260	22,349
Euronet Worldwide, Inc. (A)	449	8,680
VeriFone Holdings, Inc. (A)	210	11,545
Visa Inc., Class A	49	3,593
WNS (Holdings) Limited, ADR (A)	144	1,521

		47,688

Diversified Support Services – 0.5%
EnerNOC, Inc. (A)	102	1,953

Electronic Components – 4.5%
Corning Incorporated	417	8,609
POWER-ONE, INC. (A)	860	7,523

		16,132

Electronic Equipment & Instruments – 2.2%
Elster Group SE, ADR (A)	133	2,155
Itron, Inc. (A)	104	5,892

		8,047

Health Care Distributors – 0.4%
Animal Health International, Inc. (A)	359	1,507

Health Care Facilities – 0.5%
HCA Holdings, Inc. (A)	48	1,636

Health Care Services – 0.7%
Fleury S.A. (B)	46	670
Fleury S.A. (B)(C)	131	1,923

		2,593

Health Care Technology – 1.4%
Cerner Corporation (A)	45	5,037

Industrial Machinery – 4.0%
ESCO Technologies Inc.	256	9,775
Pentair, Inc.	118	4,455

		14,230

Internet Software & Services – 11.2%
eBay Inc. (A)	232		7,198
Google Inc., Class A (A)	18		10,552
LoopNet, Inc. (A)	97		1,377
SAVVIS, Inc. (A)	355		13,159
SINA Corporation (A)	74		7,964

			40,250

IT Consulting & Other Services – 4.9%
Acxiom Corporation (A)	267		3,834
iGate Corporation	60		1,130
Telvent GIT, S.A.	431		12,557

			17,521

Managed Health Care – 2.7%
Amil Participacoes S.A. (B)	332		3,861
WellPoint, Inc.	82		5,744

			9,605

Semiconductor Equipment – 1.0%
Photronics, Inc. (A)	419		3,760

Semiconductors – 19.3%
Advanced Micro Devices, Inc. (A)	514		4,422
Cree, Inc. (A)(D)	235		10,857
First Solar, Inc. (A)	83		13,318
Inotera Memories, Inc. (B)	716		365
Micron Technology, Inc. (A)	1,244		14,257
PMC-Sierra, Inc. (A)	512		3,836
Samsung Electronics Co., Ltd. (B)	14		11,640
Texas Instruments Incorporated	319		11,021

			69,716

Systems Software – 1.1%
Oracle Corporation	83		2,767
Velti plc (A)	82		1,037

			3,804

TOTAL COMMON STOCKS – 96.9%			$349,289
(Cost: $264,244)

CORPORATE DEBT SECURITIES	Principal
Communications Equipment – 0.4%
InterDigital, Inc., Convertible, 2.500%, 3–15–16 (C)	$1,200		1,290

IT Consulting & Other Services – 0.8%
Telvent GIT, S.A., Convertible, 5.500%, 4–15–15 (C)	2,500		2,906

TOTAL CORPORATE DEBT SECURITIES – 1.2%			$4,196
(Cost: $3,791)

PUT OPTIONS	Number of Contracts
NASDAQ 100 Index, May $2,250.00, Expires 5–23–11	—	*	$519
Russell 2000 Index, May $800.00, Expires 5-23-11	—	*	372

TOTAL PUT OPTIONS – 0.2%			$891
(Cost: $1,357)

SHORT-TERM SECURITIES	Principal
Commercial Paper (E) – 1.9%
John Deere Capital Corporation, 0.190%, 4–27–11	$5,000		4,999

Sonoco Products Co., 0.000%, 4–1–11	1,880	1,880

		6,879

Master Note – 0.5%
Toyota Motor Credit Corporation, 0.127%, 4–1–11 (F)	1,626	1,626

TOTAL SHORT-TERM SECURITIES – 2.4%		$8,505
(Cost: $8,505)

TOTAL INVESTMENT SECURITIES – 100.7%		$362,881
(Cost: $277,897)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7%)		(2,376)

NET ASSETS – 100.0%		$360,505

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$349,289	$—	$—
Corporate Debt Securities	—	4,196	—
Put Options	891	—	—
Short-Term Securities	—	8,505	—
Total	$350,180	$12,701	$—
Liabilities
Written Options	$192	$—	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the total value of these securities amounted to $6,119 or 1.7% of net assets.

(D)	Securities serve as cover or collateral for the following written options outstanding at March 31, 2011:

Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value
NASDAQ 100 Index	Morgan Stanley Smith Barney LLC	—*	May 2011	$2,000.00	$156	$(102)
Russell 2000 Index	UBS Securities LLC	—*	May 2011	720.00	168	(90)
					$324	$(192)

(E)	Rate shown is the yield to maturity at March 31, 2011.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$278,168
Gross unrealized appreciation	94,730
Gross unrealized depreciation	(10,017)
Net unrealized appreciation	$84,713

SCHEDULE OF INVESTMENTS Small Cap Growth (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 1.2%
Ladish Co., Inc. (A)	102	$5,563

Alternative Carriers – 1.1%
Neutral Tandem, Inc. (A)	343	5,058

Apparel Retail – 1.2%
Zumiez Inc. (A)	202	5,340

Apparel, Accessories & Luxury Goods – 3.1%
Columbia Sportswear Company	113	6,716
Under Armour, Inc., Class A (A)	99	6,736

		13,452

Application Software – 3.3%
Blackboard Inc. (A)	173	6,282
BroadSoft, Inc. (A)	110	5,236
RealPage, Inc. (A)	122	3,395

		14,913

Asset Management & Custody Banks – 1.1%
Affiliated Managers Group, Inc. (A)	43	4,744

Casinos & Gaming – 1.1%
Scientific Games Corporation, Class A (A)	566	4,946

Communications Equipment – 10.7%
Acme Packet, Inc. (A)	99	7,001
Aruba Networks, Inc. (A)	437	14,801
DG FastChannel, Inc. (A)	479	15,427
Finisar Corporation (A)	165	4,061
Riverbed Technology, Inc. (A)	167	6,271

		47,561

Computer Hardware – 2.3%
Stratasys, Inc. (A)	218	10,251

Computer Storage & Peripherals – 0.9%
SimpleTech, Inc. (A)	197	3,966

Construction & Engineering – 4.1%
Chicago Bridge & Iron Company N.V., NY Shares	448	18,201

Construction & Farm Machinery & Heavy Trucks – 6.4%
Manitowoc Company, Inc. (The)	310	6,781
Westinghouse Air Brake Technologies Corporation	235	15,955
Westport Innovations Inc. (A)	258	5,671

		28,407

Consumer Finance – 1.9%
EZCORP, Inc., Class A (A)	272	8,553

Distributors – 2.9%
LKQ Corporation (A)	542	13,065

Diversified Support Services – 1.1%
Mobile Mini, Inc. (A)	199	4,786

Education Services – 1.6%
American Public Education, Inc. (A)	179	7,244

Health Care Equipment – 8.8%
DexCom, Inc. (A)	361	5,609
Masimo Corporation	129	4,260
NuVasive, Inc. (A)	329	8,320
Volcano Corporation (A)	568	14,552
ZOLL Medical Corporation (A)	148	6,622

		39,363

Health Care Services – 1.8%
Healthways, Inc. (A)	511	7,854

Health Care Technology – 1.2%
Omnicell, Inc. (A)	364	5,547

Home Furnishings – 2.1%
Tempur-Pedic International Inc. (A)	188	9,516

Hotels, Resorts & Cruise Lines – 1.7%
Gaylord Entertainment Company (A)	213	7,397

Industrial Machinery – 2.7%
Donaldson Company, Inc.	96	5,886
Graco Inc.	132	5,987

		11,873

Internet Software & Services – 12.2%
Constant Contact, Inc. (A)	651	22,730
DealerTrack Holdings, Inc. (A)	544	12,499
VistaPrint Limited (A)	220	11,422
Vocus, Inc. (A)	291	7,517

		54,168

Investment Banking & Brokerage – 2.8%
Greenhill & Co., Inc.	87	5,724
Stifel Financial Corp. (A)	95	6,846

		12,570

Oil & Gas Equipment & Services – 1.9%
Superior Energy Services, Inc. (A)	209	8,588

Oil & Gas Exploration & Production – 2.0%
Carrizo Oil & Gas, Inc. (A)	237	8,746

Pharmaceuticals – 1.2%
Salix Pharmaceuticals, Ltd. (A)	154	5,391

Semiconductors – 1.8%
Cavium Networks, Inc. (A)	176	7,905

Soft Drinks – 1.6%
Primo Water Corporation (A)	581	7,119

Systems Software – 7.7%
CommVault Systems, Inc. (A)	221	8,805
MICROS Systems, Inc. (A)	336	16,630
Radiant Systems, Inc. (A)	499	8,824

		34,259

Trading Companies & Distributors – 2.0%
RSC Holdings Inc. (A)	636	9,138

TOTAL COMMON STOCKS – 95.5%		$425,484
(Cost: $335,423)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.7%
Prudential Funding LLC,
0.000%, 4-1-11	$3,282	3,282

Master Note – 1.0%
Toyota Motor Credit Corporation, 0.127%, 4–1–11 (C)	4,527	4,527

Municipal Obligations - Taxable – 1.2%
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (Bank of New York (The)), 0.260%, 4–1–11 (C)	5,310	5,310

TOTAL SHORT-TERM SECURITIES – 2.9%		$13,119
(Cost: $13,119)

TOTAL INVESTMENT SECURITIES – 98.4%		$438,603
(Cost: $348,542)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.6%		7,352

NET ASSETS – 100.0%		$445,955

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$425,484	$—	$—
Short-Term Securities	—	13,119	—
Total	$425,484	$13,119	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$349,991
Gross unrealized appreciation	114,069
Gross unrealized depreciation	(25,457)
Net unrealized appreciation	$88,612

SCHEDULE OF INVESTMENTS Small Cap Value (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 0.8%
MDC Partners Inc., Class A	120	$2,017

Aerospace & Defense – 5.2%
AAR Corp. (A)	200	5,547
Ceradyne, Inc. (A)	39	1,754
Triumph Group, Inc.	64	5,687

		12,988

Apparel Retail – 1.1%
Payless ShoeSource, Inc. (A)	127	2,749

Apparel, Accessories & Luxury Goods – 2.0%
Jones Apparel Group, Inc.	369	5,079

Application Software – 1.4%
Quest Software, Inc. (A)	135	3,417

Asset Management & Custody Banks – 2.7%
American Capital Strategies, Ltd. (A)	675	6,683

Auto Parts & Equipment – 2.2%
Tenneco Automotive Inc. (A)	127	5,374

Broadcasting – 2.7%
Belo Corp., Class A (A)	303	2,671
Entercom Communications Corp. (A)	373	4,107

		6,778

Computer Storage & Peripherals – 0.5%
Quantum Corporation (A)	529	1,334

Data Processing & Outsourced Services – 1.9%
CoreLogic Inc.	266	4,920

Diversified Chemicals – 1.1%
Ashland Inc.	46	2,657

Electric Utilities – 2.1%
NV Energy, Inc.	339	5,048

Electronic Manufacturing Services – 1.3%
Celestica Inc. (A)	295	3,162

Gas Utilities – 1.9%
Southwest Gas Corporation	125	4,868

Health Care Facilities – 5.8%
AmSurg Corp. (A)	123	3,141
Community Health Systems, Inc. (A)	128	5,135
LifePoint Hospitals, Inc. (A)	157	6,297

		14,573

Health Care Services – 1.0%
Sun Healthcare Group, Inc. (A)	175	2,468

Homebuilding – 1.0%
M/I Homes, Inc. (A)	173	2,596

Hotels, Resorts & Cruise Lines – 2.5%
Gaylord Entertainment Company (A)	182	6,315

Investment Banking & Brokerage – 1.2%
Piper Jaffray Companies (A)	75	3,089

IT Consulting & Other Services – 0.9%
Camelot Information Systems Inc., ADR (A)	131	2,170

Managed Health Care – 0.8%
Coventry Health Care, Inc. (A)	62	1,990

Metal & Glass Containers – 1.2%
Silgan Holdings Inc.	78	2,963

Movies & Entertainment – 1.1%
Regal Entertainment Group	197	2,662

Office REITs – 1.8%
Lexington Corporation Properties Trust	471	4,404

Oil & Gas Equipment & Services – 2.8%
Helix Energy Solutions Group, Inc. (A)	86	1,481
Hornbeck Offshore Services, Inc. (A)	44	1,357
Superior Energy Services, Inc. (A)	100	4,104

		6,942

Oil & Gas Storage & Transportation – 5.0%
MarkWest Energy Partners, L.P.	43	2,070
Regency Energy Partners LP	236	6,432
Targa Resources Corp.	115	4,156

		12,658

Packaged Foods & Meats – 1.6%
Dean Foods Company (A)	388	3,884

Personal Products – 1.4%
Inter Parfums, Inc.	192	3,558

Property & Casualty Insurance – 2.8%
Argo Group International Holdings, Ltd.	164	5,415
SeaBright Insurance Holdings, Inc.	163	1,668

		7,083

Publishing – 4.1%
E. W. Scripps Company (The) (A)	235	2,327
Valassis Communications, Inc. (A)	179	5,214
Washington Post Company, Class B (The)	6	2,582

		10,123

Regional Banks – 10.5%
Bank of Marin Bancorp	85	3,183
First Horizon National Corporation	403	4,518
IBERIABANK Corporation	70	4,221
Nara Bancorp, Inc. (A)	289	2,782
PrivateBancorp, Inc.	136	2,082
Synovus Financial Corp.	1,399	3,358
Wintrust Financial Corporation	166	6,085

		26,229

Reinsurance – 4.1%
Endurance Specialty Holdings Ltd.	105	5,117
Reinsurance Group of America, Incorporated	81	5,110

		10,227

Residential REITs – 2.4%
American Campus Communities, Inc.	27	878
Campus Crest Communities, Inc.	438	5,175

		6,053

Retail REITs – 2.3%
CBL & Associates Properties, Inc.	327	5,698

Specialized REITs – 1.6%
Strategic Hotels & Resorts, Inc. (A)	613	3,954

Specialty Chemicals – 2.5%
Cytec Industries Inc.	69	3,730
RPM International Inc.	107	2,541

		6,271

Specialty Stores – 0.9%
Office Depot, Inc. (A)	501	2,319

Technology Distributors – 1.6%
Insight Enterprises, Inc. (A)	87	1,488
Tech Data Corporation (A)	50	2,528

		4,016

Thrifts & Mortgage Finance – 2.8%
Capitol Federal Financial	502	5,662
Territorial Bancorp Inc.	63	1,259

		6,921

Trucking – 3.2%
Marten Transport, Ltd.	123	2,732
Werner Enterprises, Inc.	198	5,251

		7,983

TOTAL COMMON STOCKS – 93.8%		$234,223
(Cost: $192,543)

INVESTMENT FUNDS
Asset Management & Custody Banks – 3.3%
MCG Capital Corporation	475	3,085
THL Credit, Inc.	385	5,267

TOTAL INVESTMENT FUNDS – 3.3%		$8,352
(Cost: $7,976)

SHORT-TERM SECURITIES – 1.8%	Principal

Master Note
Toyota Motor Credit Corporation, 0.127%, 4–1–11 (B)	$4,618	$4,618

(Cost: $4,618)

TOTAL INVESTMENT SECURITIES – 98.9%		$247,193
(Cost: $205,137)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		2,741

NET ASSETS – 100.0%		$249,934

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$234,223	$—	$—
Investment Funds	8,352	—	—
Short-Term Securities	—	4,618	—
Total	$242,575	$4,618	$—
Liabilities
Written Options	$121	$126	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

The following written options were outstanding at March 31, 2011:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value
AmSurg Corp.	Goldman, Sachs & Company	—*	April 2011	$25.00	$15	$(23)
Belo Corp., Class A	UBS Securities LLC	3	April 2011	9.00	24	(74)
IBERIABANK Corporation	Deutsche Banc Alex Brown Inc.	—*	May 2011	65.00	29	(21)
MarkWest Energy Partners, L.P.:	Goldman, Sachs & Company	—*	May 2011	45.00	13	(40)
	Goldman, Sachs & Company	—*	May 2011	49.00	11	(23)
MCG Capital Corporation	Deutsche Banc Alex Brown Inc.	2	August 2011	7.50	24	(31)
Payless ShoeSource, Inc.	Goldman, Sachs & Company	1	April 2011	25.00	13	(3)
Silgan Holdings Inc.	Goldman, Sachs & Company	—*	May 2011	40.00	6	(9)
					$135	$(224)

Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value
Carter’s, Inc.	Goldman, Sachs & Company	—*	June 2011	$22.50	$24	$(11)
Ceradyne, Inc.	Goldman, Sachs & Company	—*	May 2011	37.50	15	(10)
Coventry Health Care, Inc.	Goldman, Sachs & Company	—*	April 2011	30.00	15	(2)
					$54	$(23)

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts
REIT	= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$205,250
Gross unrealized appreciation	44,398
Gross unrealized depreciation	(2,455)
Net unrealized appreciation	$41,943

SCHEDULE OF INVESTMENTS Value (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 2.0%
Omnicom Group Inc.	137	$6,707

Aerospace & Defense – 2.0%
Honeywell International Inc.	107	6,395

Biotechnology – 1.8%
Amgen Inc. (A)	111	5,912

Brewers – 1.1%
Molson Coors Brewing Company, Class B	78	3,648

Broadcasting – 0.4%
CBS Corporation, Class B	54	1,347

Cable & Satellite – 2.5%
Time Warner Cable Inc.	111	7,947

Computer Hardware – 3.9%
Hewlett-Packard Company	309	12,664

Consumer Finance – 2.5%
Capital One Financial Corporation (B)	160	8,324

Department Stores – 1.5%
Macy’s Inc.	209	5,068

Diversified Banks – 4.7%
Wells Fargo & Company	487	15,451

Diversified Metals & Mining – 0.7%
Freeport-McMoRan Copper & Gold Inc., Class B	43	2,378

Drug Retail – 3.6%
CVS Corporation	342	11,731

Electric Utilities – 1.1%
PPL Corporation (B)	141	3,572

Health Care Distributors – 4.0%
McKesson Corporation	166	13,083

Industrial Conglomerates – 2.3%
General Electric Company	377	7,565

Industrial Machinery – 2.3%
Ingersoll-Rand plc	157	7,584

Integrated Oil & Gas – 9.7%
ConocoPhillips	182	14,503
Marathon Oil Corporation (B)	97	5,150
Occidental Petroleum Corporation	114	11,901

		31,554

Investment Banking & Brokerage – 6.0%
Goldman Sachs Group, Inc. (The)	70	11,155
Morgan Stanley	316	8,639

		19,794

IT Consulting & Other Services – 3.0%
Accenture plc, Class A (B)	75	4,123
International Business Machines Corporation	34	5,593

		9,716

Managed Health Care – 2.2%
WellPoint, Inc.	103	7,216

Office Electronics – 3.7%
Xerox Corporation	1,150	12,253

Oil & Gas Equipment & Services – 2.0%
National Oilwell Varco, Inc. (B)	85	6,698

Oil & Gas Storage & Transportation – 5.8%
Energy Transfer Equity, L.P.	75	3,389
Enterprise Products Partners L.P.	76	3,273
MarkWest Energy Partners, L.P. (B)	105	5,104
Regency Energy Partners LP	270	7,373

		19,139

Other Diversified Financial Services – 4.4%
Bank of America Corporation	1,087	14,488

Packaged Foods & Meats – 1.6%
J.M. Smucker Company (The)	74	5,290

Pharmaceuticals – 0.8%
Johnson & Johnson	42	2,494

Property & Casualty Insurance – 10.1%
ACE Limited	224	14,512
Travelers Companies, Inc. (The)	194	11,509
XL Group plc	284	6,989

		33,010

Regional Banks – 2.6%
Regions Financial Corporation	469	3,402
SunTrust Banks, Inc.	182	5,255

		8,657

Reinsurance – 2.1%
RenaissanceRe Holdings Ltd. (B)	99	6,823

Soft Drinks – 2.1%
Dr Pepper Snapple Group, Inc.	184	6,845

Systems Software – 2.0%
Symantec Corporation (A)	349	6,474

Tobacco – 1.3%
Philip Morris International Inc.	64	4,200

TOTAL COMMON STOCKS – 95.8%		$314,027
(Cost: $269,455)

WARRANTS
Diversified Banks – 0.6%
Wells Fargo & Company	158	1,789

Other Diversified Financial Services – 0.5%
Bank of America Corporation	220	1,690

TOTAL WARRANTS – 1.1%		$3,479
(Cost: $3,068)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 1.6%
Corporacion Andina de Fomento, 0.210%, 4–25–11	$5,000	4,999

Master Note – 1.0%
Toyota Motor Credit Corporation, 0.127%, 4–1–11 (D)	3,388	3,388

TOTAL SHORT-TERM SECURITIES – 2.6%		$8,387
(Cost: $8,387)

TOTAL INVESTMENT SECURITIES – 99.5%		$325,893
(Cost: $280,910)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		1,615

NET ASSETS – 100.0%		$327,508

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$314,027	$—	$—
Warrants	3,479	—	—
Short-Term Securities	—	8,387	—
Total	$317,506	$8,387	$—
Liabilities
Written Options	$1,211	$—	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities serve as cover or collateral for the following written options outstanding at March 31, 2011:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value
Accenture plc, Class A:	Goldman, Sachs & Company	—*	May 2011	$55.00	$35	$(55)
	Goldman, Sachs & Company	—*	May 2011	57.50	15	(21)
Marathon Oil Corporation	UBS Securities LLC	1	April 2011	50.00	56	(252)
MarkWest Energy Partners, L.P.:	Goldman, Sachs & Company	—*	May 2011	45.00	38	(114)
	Goldman, Sachs & Company	1	May 2011	49.00	29	(60)
National Oilwell Varco, Inc.	UBS Securities LLC	—*	May 2011	90.00	49	(41)
PPL Corporation	Goldman, Sachs & Company	1	July 2011	27.00	41	(35)
RenaissanceRe Holdings Ltd.:	Morgan Stanley Smith Barney LLC	—*	April 2011	65.00	37	(205)
	Morgan Stanley Smith Barney LLC	—*	July 2011	65.00	100	(252)
					$400	$(1,035)

Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value
Allstate Corporation	Goldman, Sachs & Company	3	July 2011	$27.00	$197	$(102)
Honeywell International Inc.	Goldman, Sachs & Company	—*	May 2011	50.00	8	(3)
Johnson & Johnson:	Goldman, Sachs & Company	1	July 2011	50.00	27	(23)
	Goldman, Sachs & Company	1	July 2011	52.50	48	(37)
XL Group plc	Goldman, Sachs & Company	1	May 2011	20.00	18	(11)
					$298	$(176)

*	Not shown due to rounding.

(C)	Rate shown is the yield to maturity at March 31, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$280,899
Gross unrealized appreciation	52,923
Gross unrealized depreciation	(7,929)
Net unrealized appreciation	$44,994

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds Variable Insurance Portfolios
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 26, 2011

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 26, 2011